UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2019

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

361 MANAGED FUTURES STRATEGY FUND

(INVESTOR CLASS: AMFQX)

(CLASS I: AMFZX)

361 GLOBAL MANAGED FUTURES STRATEGY FUND

(INVESTOR CLASS: AGFQX)

(CLASS I: AGFZX)

361 DOMESTIC LONG/SHORT EQUITY FUND

(INVESTOR CLASS: ADMQX)

(CLASS I: ADMZX)

(CLASS Y: ADMWX)

361 GLOBAL LONG/SHORT EQUITY FUND

(INVESTOR CLASS: AGAQX)

(CLASS I: AGAZX)

(CLASS Y: AGAWX)

361 GLOBAL EQUITY ABSOLUTE RETURN FUND

(INVESTOR CLASS: AGRQX)

(CLASS I: AGRZX)

(CLASS Y: AGRWX)

361 MACRO OPPORTUNITY FUND

(INVESTOR CLASS: AGMQX)

(CLASS I: AGMZX)

361 U.S. SMALL CAP EQUITY FUND

(INVESTOR CLASS: ASFQX)

(CLASS I: ASFZX)

(CLASS Y: ASFWX)

SEMI-ANNUAL REPORT

APRIL 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds, if you hold your shares directly with the Funds, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Fund, you may elect to receive shareholder reports and other communications from the Funds electronically by contacting the Funds at (888) 447-4470 or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports at (888) 447-4470 or, if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the Investment Managers Series Trust’s Funds you hold directly or through your financial intermediary, as applicable.

361 Capital

Each a series of Investment Managers Series Trust

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	45
Statements of Operations	51
Statements of Changes in Net Assets	56
Statement of Cash Flows	66
Financial Highlights	69
Notes to Financial Statements	87
Supplemental Information	103
Expense Examples	113

Investing involves risk, including possible loss of principal. Futures prices may be very volatile. The small margin required for futures contracts magnifies the effect of market volatility and allows the loss from a contract potentially to exceed the Fund's initial investment. The potential loss from a short sale is theoretically unlimited since the appreciation of the underlying asset also is theoretically unlimited. Small- and mid-sized company securities tend to be less liquid and more volatile than those of large companies. Bond prices generally fall when interest rates rise. High-yield bonds have higher default rates. Prices of commodities and related contracts may be very volatile for a variety of reasons, and may be difficult to liquidate in volatile markets. The 361 Macro Opportunity Fund's commodity-related investments potentially may generate too much “non-qualifying income” that would jeopardize the Fund's status as a “regulated investment company,” with significant adverse tax consequences for the Fund or its shareholders. Foreign investment entails additional risk from adverse changes in currency exchange rates, lax regulation, and potential market instability. Frequent trading by a Fund may reduce returns and increase the number of taxable transactions. Concentration of its portfolio in relatively few issuers may make a Fund more volatile than a diversified fund.

This report and the financial statements contained herein are provided for the general information of the shareholders of the 361 Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.361capital.com

361 Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 35.8%
$2,058,740	ARI Fleet Lease Trust Series 2017-A, Class A2, 1.910%, 4/15/2026[1,2]	$2,050,194
5,000,000	Barclays Dryrock Issuance Trust Series 2017-1, Class A, 2.803% (LIBOR 1 Month+33 basis points), 3/15/2023[2,3]	5,008,735
4,000,000	BMW Floorplan Master Owner Trust Series 2018-1, Class A2, 2.793% (LIBOR 1 Month+32 basis points), 5/15/2023[1,2,3]	4,001,796
1,200,000	BMW Vehicle Lease Trust Series 2017-2, Class A3, 2.070%, 10/20/2020[2]	1,198,129
	Chesapeake Funding II LLC
803,656	Series 2016-2A, Class A2, 3.473% (LIBOR 1 Month+100 basis points), 6/15/2028[1,2,3]	804,948
2,225,905	Series 2017-2A, Class A2, 2.923% (LIBOR 1 Month+45 basis points), 5/15/2029[1,2,3]	2,226,426
2,910,099	Dell Equipment Finance Trust Series 2018-1, Class A2B, 2.787% (LIBOR 1 Month+30 basis points), 10/22/2020[1,2,3]	2,910,873
	Drive Auto Receivables Trust
2,836,546	Series 2017-3, Class C, 2.800%, 7/15/2022[2]	2,836,795
2,000,000	Series 2018-3, Class B, 3.370%, 9/15/2022[2]	2,006,274
3,000,000	Series 2019-1, Class A3, 3.180%, 10/17/2022[2]	3,014,106
	Evergreen Credit Card Trust
1,000,000	Series 2017-1, Class A, 2.733% (LIBOR 1 Month+26 basis points), 10/15/2021[1,2,3]	1,000,637
3,135,000	Series 2018-2, Class A, 2.823% (LIBOR 1 Month+35 basis points), 7/15/2022[1,2,3]	3,140,160
2,000,000	Series 2019-1, Class A, 2.953% (LIBOR 1 Month+48 basis points), 1/15/2023[1,2,3]	2,005,428
3,500,000	First National Master Note Trust Series 2017-2, Class A, 2.913% (LIBOR 1 Month+44 basis points), 10/16/2023[2,3]	3,505,995
2,880,860	GM Financial Automobile Leasing Trust Series 2018-2, Class A2B, 2.707% (LIBOR 1 Month+22 basis points), 7/20/2020[2,3]	2,881,453
2,316,718	GM Financial Consumer Automobile Receivables Trust Series 2018-3, Class A2B, 2.587% (LIBOR 1 Month+11 basis points), 7/16/2021[2,3]	2,316,019
2,213,236	Gosforth Funding PLC Series 2017-1A, Class A1A, 3.095% (LIBOR 3 Month+47 basis points), 12/19/2059[1,2,3]	2,213,119
3,913,868	Hyundai Auto Lease Securitization Trust Series 2017-B, Class A3, 1.970%, 7/15/2020[1,2]	3,908,107

361 Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$1,520,000	Lanark Master Issuer PLC Series 2018-1A, Class 1A, 3.083% (LIBOR 3 Month+42 basis points), 12/22/2069[1,2,3]	$1,518,219
2,000,000	Master Credit Card Trust Series 2019-1A, Class A, 2.967% (LIBOR 1 Month+48 basis points), 7/21/2022[1,2,3]	2,005,158
508,000	Master Credit Card Trust II Series 2017-1A, Class C, 3.060%, 7/21/2021[1,2]	506,777
1,250,000	MMAF Equipment Finance LLC Series 2019-A, Class A2, 2.840%, 1/10/2022[1,2]	1,252,799
158,456	Navient Student Loan Trust Series 2018-1A, Class A1, 2.667% (LIBOR 1 Month+19 basis points), 3/25/2067[1,2,3]	158,437
3,000,000	NextGear Floorplan Master Owner Trust Series 2017-2A, Class A1, 3.153% (LIBOR 1 Month+68 basis points), 10/17/2022[1,2,3]	3,013,113
800,000	Nissan Auto Receivables 2019-A Owner Trust Series 2019-A, Class A2A, 2.820%, 1/18/2022[2]	801,249
2,000,000	Penarth Master Issuer PLC Series 2018-2A, Class A1, 2.930% (LIBOR 1 Month+45 basis points), 9/18/2022[1,2,3]	1,998,605
2,000,000	Permanent Master Issuer PLC Series 2018-1A, Class 1A1, 2.977% (LIBOR 3 Month+38 basis points), 7/15/2058[1,2,3]	1,997,975
	PFS Financing Corp.
2,000,000	Series 2018-A, Class B, 3.073% (LIBOR 1 Month+60 basis points), 2/15/2022[1,2,3]	1,996,898
2,000,000	Series 2019-A, Class A1, 3.024% (LIBOR 1 Month+55 basis points), 4/15/2024[1,2,3]	2,003,302
3,000,000	Santander Drive Auto Receivables Trust Series 2017-3, Class B, 2.190%, 3/15/2022[2]	2,993,889
2,000,000	Securitized Term Auto Receivables Trust Series 2019-1A, Class A3, 2.986%, 2/27/2023[1,2]	2,006,655
1,260,403	SLM Private Education Loan Trust Series 2013-C, Class A2B, 3.873% (LIBOR 1 Month+140 basis points), 10/15/2031[1,2,3]	1,263,108
571,074	SLM Student Loan Trust Series 2011-2, Class A1, 3.077% (LIBOR 1 Month+60 basis points), 11/25/2027[2,3]	573,011
	SMB Private Education Loan Trust
773,441	Series 2018-B, Class A1, 2.793% (LIBOR 1 Month+32 basis points), 12/16/2024[1,2,3]	773,012
1,700,000	Series 2019-A, Class A1, 2.960% (LIBOR 1 Month+35 basis points), 2/16/2026[1,2,3]	1,704,130

361 Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$1,857,905	Sofi Consumer Loan Program Series 2017-3, Class A, 2.770%, 5/25/2026[1,2]	$1,856,887
	Sofi Professional Loan Program LLC
609,052	Series 2016-E, Class A1, 3.327% (LIBOR 1 Month+85 basis points), 7/25/2039[1,2,3]	611,381
846,855	Series 2017-C, Class A1, 3.077% (LIBOR 1 Month+60 basis points), 7/25/2040[1,2,3]	848,205
779,031	Series 2018-A, Class A1, 2.827% (LIBOR 1 Month+35 basis points), 2/25/2042[1,2,3]	778,858
2,000,000	Trillium Credit Card Trust II Series 2018-2A, Class A, 2.833% (LIBOR 1 Month+35 basis points), 9/26/2023[1,2,3]	2,002,594
3,000,000	Volvo Financial Equipment Master Owner Trust Series 2018-A, Class A, 2.993% (LIBOR 1 Month+52 basis points), 7/17/2023[1,2,3]	3,014,547
1,772,847	World Omni Auto Receivables Trust Series 2018-C, Class A2, 2.800%, 1/18/2022[2]	1,774,988
	TOTAL ASSET-BACKED SECURITIES
	(Cost $84,418,050)	84,482,991
	CERTIFICATE OF DEPOSITS — 0.8%
2,000,000	China Construction Bank Corp. 2.800%, 5/22/2019	2,000,354
	TOTAL CERTIFICATE OF DEPOSITS
	(Cost $2,000,000)	2,000,354
	COLLATERALIZED MORTGAGE OBLIGATIONS — 3.0%
2,500,385	Freddie Mac Structured Agency Credit Risk Debt Notes Series 2014-DN2, Class M2, 4.127% (LIBOR 1 Month+165 basis points), 4/25/2024[2,3]	2,516,583
4,500,000	Holmes Master Issuer PLC Series 2018-2A, Class A2, 3.017% (LIBOR 3 Month+42 basis points), 10/15/2054[1,2,3]	4,497,120
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $6,972,246)	7,013,703
	COMMERCIAL PAPERS — 1.2%
3,000,000	Ford Motor Co. 4.060%, 1/3/2020	2,931,468
	TOTAL COMMERCIAL PAPERS
	(Cost $2,916,432)	2,931,468

361 Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS — 37.5%
	COMMUNICATIONS — 3.2%
$2,500,000	Comcast Corp. 3.032% (LIBOR 3 Month+44 basis points), 10/1/2021[3]	$2,513,087
5,000,000	Verizon Communications, Inc. 3.213% (LIBOR 3 Month+55 basis points), 5/22/2020[3]	5,020,390
		7,533,477
	CONSUMER, CYCLICAL — 7.0%
1,000,000	Alimentation Couche-Tard, Inc. 3.108% (LIBOR 3 Month+50 basis points), 12/13/2019[1,2,3,4]	999,634
	American Honda Finance Corp.
1,910,000	2.875% (LIBOR 3 Month+26 basis points), 6/16/2020[3]	1,913,849
3,000,000	2.908% (LIBOR 3 Month+21 basis points), 2/12/2021[3]	2,999,787
4,000,000	Daimler Finance North America LLC 3.113% (LIBOR 3 Month+45 basis points), 2/22/2021[1,3]	3,994,084
5,000,000	Home Depot, Inc. 2.749% (LIBOR 3 Month+15 basis points), 6/5/2020[3]	5,008,760
1,500,000	Toyota Motor Credit Corp. 2.785% (LIBOR 3 Month+17 basis points), 9/18/2020[3]	1,501,269
		16,417,383
	CONSUMER, NON-CYCLICAL — 9.0%
5,000,000	BAT Capital Corp. 3.283% (LIBOR 3 Month+59 basis points), 8/14/2020[3]	4,994,325
5,000,000	Bayer U.S. Finance II LLC 3.232% (LIBOR 3 Month+63 basis points), 6/25/2021[1,2,3]	4,973,435
1,770,000	Cigna Corp. 3.265% (LIBOR 3 Month+65 basis points), 9/17/2021[1,2,3]	1,770,591
5,000,000	Kraft Heinz Foods Co. 3.117% (LIBOR 3 Month+42 basis points), 8/9/2019[3]	5,001,930
1,820,000	Tyson Foods, Inc. 3.091% (LIBOR 3 Month+45 basis points), 8/21/2020[3]	1,818,655
2,650,000	UnitedHealth Group, Inc. 2.667% (LIBOR 3 Month+7 basis points), 10/15/2020[3]	2,645,360
		21,204,296
	FINANCIAL — 17.3%
3,000,000	Bank of New York Mellon 2.915% (LIBOR 3 Month+30 basis points), 12/4/2020[2,3]	3,003,708
2,367,000	Charles Schwab Corp. 2.961% (LIBOR 3 Month+32 basis points), 5/21/2021[2,3]	2,369,492
1,000,000	Citibank N.A. 3.080% (SOFRRATE+60 basis points), 3/13/2021[2,3]	1,002,788
4,170,000	Compass Bank 3.331% (LIBOR 3 Month+73 basis points), 6/11/2021[2,3]	4,152,253

361 Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIAL (Continued)
	Fifth Third Bank
$1,670,000	3.199% (LIBOR 3 Month+59 basis points), 9/27/2019[2,3]	$1,672,879
1,050,000	3.026% (LIBOR 3 Month+44 basis points), 7/26/2021[2,3]	1,051,195
5,000,000	Goldman Sachs Group, Inc. 3.752% (LIBOR 3 Month+116 basis points), 4/23/2020[2,3]	5,041,310
5,000,000	JPMorgan Chase & Co. 3.547% (LIBOR 3 Month+95.5 basis points), 1/23/2020[3]	5,032,080
4,000,000	Metropolitan Life Global Funding I 2.845% (LIBOR 3 Month+22 basis points), 9/19/2019[1,3]	4,002,364
3,500,000	New York Life Global Funding 2.862% (LIBOR 3 Month+28 basis points), 1/28/2021[1,3]	3,512,282
2,000,000	PNC Bank N.A. 3.043% (LIBOR 3 Month+36 basis points), 5/19/2020[3]	2,004,952
5,000,000	Toronto-Dominion Bank 3.031% (LIBOR 3 Month+43 basis points), 6/11/2021[3,4]	5,024,225
3,000,000	Wells Fargo Bank N.A. 2.907% (LIBOR 3 Month+31 basis points), 1/15/2021[3]	3,006,618
		40,876,146
	UTILITIES — 1.0%
2,410,000	Sempra Energy 3.097% (LIBOR 3 Month+50 basis points), 1/15/2021[2,3]	2,399,905
	TOTAL CORPORATE BONDS
	(Cost $88,378,039)	88,431,207
	MUNICIPAL BONDS — 1.7%
4,000,000	State of Mississippi 2.893% (LIBOR 1 Month+40 basis points), 11/1/2020[2,3]	4,008,360
	TOTAL MUNICIPAL BONDS
	(Cost $4,000,000)	4,008,360

Number of Shares
	SHORT-TERM INVESTMENTS — 16.5%
38,977,366	Federated Treasury Obligations Fund – Institutional Class, 2.273%[5]	38,977,366
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $38,977,366)	38,977,366
	TOTAL INVESTMENTS — 96.5%
	(Cost $227,662,133)	227,845,449
	Other Assets in Excess of Liabilities — 3.5%	8,176,269
	TOTAL NET ASSETS — 100.0%	$236,021,718

361 Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019 (Unaudited)

LLC – Limited Liability Company

PLC – Public Limited Company

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $79,321,858, which represents 33.61% of total net assets of the Fund.
[2]	Callable.
[3]	Floating rate security.
[4]	Foreign security denominated in U.S. Dollars.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Notional Value	Value at April 30, 2019	Unrealized Appreciation (Depreciation)
(818)	CBOE Volatility Index	May 2019	$(11,966,323)	$(11,799,650)	$166,673

TOTAL FUTURES CONTRACTS			$(11,966,323)	$(11,799,650)	$166,673

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund

SUMMARY OF INVESTMENTS

As of April 30, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Asset-Backed Securities	35.8%
Certificate of Deposits	0.8%
Collateralized Mortgage Obligations	3.0%
Commercial Papers	1.2%
Corporate Bonds
Financial	17.3%
Consumer, Non-cyclical	9.0%
Consumer, Cyclical	7.0%
Communications	3.2%
Utilities	1.0%
Total Corporate Bonds	37.5%
Municipal Bonds	1.7%
Short-Term Investments	16.5%
Total Investments	96.5%
Other Assets in Excess of Liabilities	3.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

361 Global Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2019 (Unaudited)

Principal Amount		Value
	U.S. TREASURY BILLS — 89.9%
	United States Treasury Bill
$21,011,700	2.35%, 5/9/2019	$21,000,627
19,400,000	2.38%, 6/6/2019	19,353,925
23,129,200	2.39%, 7/5/2019	23,029,906
	TOTAL U.S. TREASURY BILLS
	(Cost $63,385,002)	63,384,458

	SHORT-TERM INVESTMENTS — 9.7%
6,827,020	UMB Money Market Fiduciary, 0.25%[1]	6,827,020
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $6,827,020)	6,827,020

	TOTAL INVESTMENTS — 99.6%
	(Cost $70,212,022)	70,211,478
	Other Assets in Excess of Liabilities — 0.4%	253,042

	TOTAL NET ASSETS — 100.0%	$70,464,520

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

361 Global Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Notional Value	Value at April 30, 2019	Unrealized Appreciation (Depreciation)
27	FTSE 100 Index	June 2019	$2,595,047	$2,600,717	$5,670

TOTAL FUTURES CONTRACTS			$2,595,047	$2,600,717	$5,670

See accompanying Notes to Financial Statements.

361 Global Managed Futures Strategy Fund

SUMMARY OF INVESTMENTS

As of April 30, 2019 (Unaudited)

Security Type	Percent of Total Net Assets
Short-Term Investments	9.7%
U.S. Treasury Bills	89.9%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 101.9%
	BASIC MATERIALS — 1.3%
24,167	Mosaic Co.[1]	$631,000

	COMMUNICATIONS — 6.6%
114	Amazon.com, Inc.*[1]	219,623
14,654	CBS Corp. - Class B1	751,311
3,117	IAC/InterActiveCorp*[1]	700,826
23,743	Telephone & Data Systems, Inc.[1]	756,927
3,157	Viacom, Inc. - Class A1	109,390
19,933	Viacom, Inc. - Class B1	576,263
		3,114,340
	CONSUMER, CYCLICAL — 9.6%
19,006	Aramark[1]	590,707
37,621	Extended Stay America, Inc.	673,792
1,845	Lowe's Cos., Inc.[1]	208,743
16,234	Six Flags Entertainment Corp.[1]	861,863
13,994	Southwest Airlines Co.[1]	758,895
16,701	Tapestry, Inc.[1]	538,941
2,334	Ulta Beauty, Inc.*[1]	814,519
2,327	Wyndham Destinations, Inc.[1]	101,364
		4,548,824
	CONSUMER, NON-CYCLICAL — 18.7%
5,435	Automatic Data Processing, Inc.[1]	893,460
3,099	Bio-Techne Corp.[1]	634,024
14,876	Booz Allen Hamilton Holding Corp.[1]	881,998
15,244	Bruker Corp.[1]	588,418
888	Chemed Corp.[1]	290,181
1,352	Flowers Foods, Inc.[1]	29,393
3,024	IDEXX Laboratories, Inc.*[1]	701,568
8,416	Ingredion, Inc.[1]	797,416
5,372	Masimo Corp.*[1]	699,166
10,062	PepsiCo, Inc.[1]	1,288,439
10,143	Robert Half International, Inc.[1]	629,779
5,278	Varian Medical Systems, Inc.*[1]	718,705
5,913	West Pharmaceutical Services, Inc.[1]	731,970
		8,884,517
	ENERGY — 1.6%
1,114	Apergy Corp.*[1]	44,215
11,536	ConocoPhillips[1]	728,152
		772,367
	FINANCIAL — 24.9%
22,832	Ally Financial, Inc.[1]	678,339

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
1,600	American National Insurance Co.[1]	$181,264
13,786	Bank OZK[1]	450,113
14,472	CBRE Group, Inc. - Class A*[1]	753,557
4,998	Erie Indemnity Co. - Class A1	946,221
19,399	Highwoods Properties, Inc. - REIT[1]	864,807
10,554	Lamar Advertising Co. - Class A - REIT[1]	872,499
8,797	LPL Financial Holdings, Inc.[1]	651,770
4,727	Mastercard, Inc. - Class A1	1,201,793
16,957	Mercury General Corp.[1]	911,947
93,666	MFA Financial, Inc. - REIT[1]	703,432
42,599	Old Republic International Corp.[1]	952,514
34,692	Outfront Media, Inc. - REIT[1]	826,710
26,391	Rayonier, Inc. - REIT[1]	838,970
14,549	Realogy Holdings Corp.[1]	189,428
57,811	Senior Housing Properties Trust - REIT[1]	464,222
10,865	Weingarten Realty Investors - REIT[1]	314,433
		11,802,019
	INDUSTRIAL — 14.1%
10,602	Agilent Technologies, Inc.[1]	832,257
9,570	Armstrong World Industries, Inc.[1]	829,432
4,088	Donaldson Co., Inc.[1]	218,872
13,832	FLIR Systems, Inc.[1]	732,266
29,284	GrafTech International Ltd.[1]	335,302
1,739	Honeywell International, Inc.[1]	301,943
7,614	National Instruments Corp.[1]	358,619
29,916	Schneider National, Inc. - Class B1	625,244
17,670	Sonoco Products Co.[1]	1,114,270
12,282	Waste Management, Inc.[1]	1,318,350
		6,666,555
	TECHNOLOGY — 16.3%
1,708	Apple, Inc.[1]	342,744
6,020	Aspen Technology, Inc.*[1]	733,898
2,811	Broadridge Financial Solutions, Inc.[1]	332,063
11,750	Cadence Design Systems, Inc.*[1]	815,215
8,739	DXC Technology Co.[1]	574,502
1,769	EPAM Systems, Inc.*[1]	317,288
5,935	Fortinet, Inc.*[1]	554,448
39,474	HP, Inc.[1]	787,506
2,444	Microsoft Corp.[1]	319,186
3,489	NetApp, Inc.[1]	254,174
10,592	Paychex, Inc.[1]	893,012

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued) TECHNOLOGY (Continued)
14,787	Teradata Corp.*[1]	$672,365
4,979	Xilinx, Inc.[1]	598,177
93,398	Zynga, Inc. - Class A*[1]	528,633
		7,723,211
	UTILITIES — 8.8%
29,195	MDU Resources Group, Inc.[1]	763,449
15,142	OGE Energy Corp.[1]	641,112
10,924	Pinnacle West Capital Corp.[1]	1,040,730
25,480	PPL Corp.[1]	795,231
16,614	UGI Corp.[1]	905,629
		4,146,151
	TOTAL COMMON STOCKS
	(Cost $44,868,644)	48,288,984

Principal Amount
	SHORT-TERM INVESTMENTS — 16.7%
$7,915,171	UMB Money Market Fiduciary, 0.25%[2]	7,915,171
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $7,915,171)	7,915,171

	TOTAL INVESTMENTS — 118.6%
	(Cost $52,783,815)	56,204,155

	Liabilities in Excess of Other Assets — (18.6)%	(8,819,248)
	TOTAL NET ASSETS — 100.0%	$47,384,907

Number of Shares
	SECURITIES SOLD SHORT — (29.6)%
	COMMON STOCKS — (29.6)%
	COMMUNICATIONS — (1.5)%
(892)	Netflix, Inc.*	(330,522)
(11,455)	Zillow Group, Inc. - Class C*	(382,597)
		(713,119)
	CONSUMER, CYCLICAL — (3.1)%
(48,578)	Caesars Entertainment Corp.*	(454,690)
(20,767)	Garrett Motion, Inc.*	(390,420)
(17,154)	Newell Brands, Inc.	(246,674)
(1,603)	Tesla, Inc.*	(382,620)
		(1,474,404)
	CONSUMER, NON-CYCLICAL — (9.0)%
(8,677)	2U, Inc.*	(524,958)

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued) COMMON STOCKS (Continued) CONSUMER, NON-CYCLICAL (Continued)
(5,346)	Alnylam Pharmaceuticals, Inc.*	$(477,612)
(2,321)	AMERCO	(866,128)
(2,703)	Bluebird Bio, Inc.*	(383,366)
(1,577)	DexCom, Inc.*	(190,927)
(5,409)	Insulet Corp.*	(466,526)
(15,688)	ServiceMaster Global Holdings, Inc.*	(769,183)
(3,865)	United Rentals, Inc.*	(544,656)
(461)	United Therapeutics Corp.*	(47,285)
		(4,270,641)
	ENERGY — (4.5)%
(11,771)	First Solar, Inc.*	(724,270)
(9,819)	Hess Corp.	(629,594)
(39,900)	Kosmos Energy Ltd.	(266,931)
(5,656)	Transocean Ltd.*[3]	(44,456)
(17,397)	Whiting Petroleum Corp.*	(476,504)
		(2,141,755)
	FINANCIAL — (5.2)%
(10,661)	Brighthouse Financial, Inc.*	(445,523)
(81,700)	Colony Capital, Inc. - REIT	(419,938)
(1,067)	Credit Acceptance Corp.*	(529,467)
(10,887)	CyrusOne, Inc. - REIT	(606,297)
(797)	First Republic Bank	(84,179)
(1,203)	Howard Hughes Corp.*	(133,533)
(1,747)	SITE Centers Corp. - REIT	(23,130)
(19,452)	Uniti Group, Inc. - REIT	(213,778)
		(2,455,845)
	INDUSTRIAL — (4.0)%
(6,183)	Arcosa, Inc.	(192,477)
(545)	Deere & Co.	(90,268)
(15,390)	Gardner Denver Holdings, Inc.*	(519,412)
(34,347)	General Electric Co.	(349,309)
(12,671)	Stericycle, Inc.*	(739,860)
(174)	Wabtec Corp.	(12,907)
		(1,904,233)
	TECHNOLOGY — (2.3)%
(9,705)	Covetrus, Inc.*	(319,003)
(7,396)	Elastic N.V.*[3]	(632,728)
(3,948)	Nuance Communications, Inc.*	(66,445)

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
(1,732)	Pluralsight, Inc. - Class A*	$(61,469)
		(1,079,645)
	TOTAL COMMON STOCKS
	(Proceeds $13,555,744)	(14,039,642)

	TOTAL SECURITIES SOLD SHORT
	(Proceeds $13,555,744)	$(14,039,642)

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short.
[2]	The rate is the annualized seven-day yield at period end.
[3]	Foreign security denominated in U.S. Dollars.

See accompanying Notes to Financial Statements.

361 Domestic Long/Short Equity Fund

SUMMARY OF INVESTMENTS

As of April 30, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financial	24.9%
Consumer, Non-cyclical	18.7%
Technology	16.3%
Industrial	14.1%
Consumer, Cyclical	9.6%
Utilities	8.8%
Communications	6.6%
Energy	1.6%
Basic Materials	1.3%
Total Common Stocks	101.9%
Short-Term Investments	16.7%
Total Investments	118.6%
Liabilities in Excess of Other Assets	(18.6)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 100.6%
	BASIC MATERIALS — 2.3%
211,196	Rio Tinto Ltd.	$14,235,518

	COMMUNICATIONS — 16.9%
6,453	Alphabet, Inc. - Class A*[1]	7,736,889
576,978	Auto Trader Group PLC[2]	4,265,078
5,556	Booking Holdings, Inc.*[1]	10,306,324
52,559	CDW Corp.[1]	5,550,230
216,151	Cisco Systems, Inc.[1]	12,093,649
85,260	Discovery, Inc. - Class A*[1]	2,634,534
228,235	eBay, Inc.[1]	8,844,106
56,013	Eutelsat Communications S.A.	1,012,292
48,009	F5 Networks, Inc.*[1]	7,532,612
2,809	Fox Corp.*[1]	108,147
195,973	Juniper Networks, Inc.[1]	5,442,170
50,700	Kakaku.com, Inc.[3]	1,044,548
40,684	Motorola Solutions, Inc.[1]	5,895,518
51,764	Orange S.A.	808,984
13,350	Telefonaktiebolaget LM Ericsson - B Shares	132,060
63,200	Trend Micro, Inc.[3]	3,159,488
105,567	TripAdvisor, Inc.*[1]	5,619,331
45,760	VeriSign, Inc.*[1]	9,035,312
251,929	Viacom, Inc. - Class B1	7,283,267
49	Walt Disney Co.[1]	6,712
298,500	ZOZO, Inc.[3]	5,302,393
		103,813,644
	CONSUMER, CYCLICAL — 20.6%
5,400	ABC-Mart, Inc.[3]	335,609
18,648	adidas A.G.	4,803,412
79,400	Bandai Namco Holdings, Inc.[3]	3,806,505
21,907	Bayerische Motoren Werke A.G.	1,619,789
103,089	Best Buy Co., Inc.[1]	7,670,853
4,552	Burlington Stores, Inc.*[1]	768,878
255,916	Crown Resorts Ltd.	2,399,025
92,103	Darden Restaurants, Inc.[1]	10,831,313
211,323	Deutsche Lufthansa A.G.	5,112,590
37,571	Domino's Pizza, Inc.[1]	10,165,961
28,062	Gap, Inc.[1]	731,857
3,874,500	Genting Singapore Ltd.	2,809,376
93,977	Kohl's Corp.[1]	6,681,765
1,564,000	Li & Fung Ltd.	259,856
47,352	Lululemon Athletica, Inc.*[1]	8,350,525
1,848,400	Marubeni Corp.[3]	13,244,880

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
8,581	Moncler S.p.A.	$352,795
128,474	NIKE, Inc. - Class B1	11,283,872
1,695	Porsche Automobil Holding S.E.	117,830
55,978	Ralph Lauren Corp.[1]	7,365,585
22,200	Sankyo Co., Ltd.[3]	876,752
60,500	Sumitomo Corp.[3]	867,136
38,815	Swatch Group A.G.	2,277,500
209,179	Tapestry, Inc.[1]	6,750,206
12,832	Ulta Beauty, Inc.*[1]	4,478,111
103,597	United Continental Holdings, Inc.*[1]	9,205,629
57,182	Walgreens Boots Alliance, Inc.[1]	3,063,240
		126,230,850
	CONSUMER, NON-CYCLICAL — 26.2%
34,385	Adecco Group A.G.	1,975,423
8,116	Adyen N.V.*[2]	6,614,403
63,366	Amgen, Inc.[1]	11,362,791
41,756	Archer-Daniels-Midland Co.[1]	1,862,318
33,999	Baxter International, Inc.[1]	2,594,124
2,236	Carlsberg A/S - Class B	289,117
59	Chocoladefabriken Lindt & Spruengli A.G.	392,081
275,683	Coca-Cola Amatil Ltd.	1,710,129
8,659	Coca-Cola Co.[1]	424,810
359,760	Coca-Cola European Partners PLC[4]	19,279,538
92,365	Eli Lilly & Co.[1]	10,810,400
434,500	Empire Co., Ltd.	9,664,925
159,220	Gilead Sciences, Inc.[1]	10,355,669
74,263	H Lundbeck A/S	3,130,814
38,779	IDEXX Laboratories, Inc.*[1]	8,996,728
157,766	Lamb Weston Holdings, Inc.[1]	11,051,508
64,700	Loblaw Cos. Ltd.	3,169,561
117,294	Medtronic PLC[1,4]	10,416,880
82,277	METRO A.G.	1,397,989
10,980	Randstad N.V.	627,947
139,936	Robert Half International, Inc.[1]	8,688,626
67,131	Roche Holding A.G.	17,712,544
61,571	Varian Medical Systems, Inc.*[1]	8,384,123
443,498	Western Union Co.[1]	8,621,601
8,107	Wirecard A.G.	1,224,681
		160,758,730
	DIVERSIFIED — 0.1%
62,500	Swire Pacific Ltd. - A Shares	791,467

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENERGY — 2.6%
2,030,900	JXTG Holdings, Inc.[3]	$9,880,721
156,096	Plains GP Holdings LP - Class A*[1]	3,683,865
51,188	Repsol S.A.	868,577
6,161	Royal Dutch Shell PLC - A Shares	196,291
40,674	Royal Dutch Shell PLC - B Shares	1,312,637
		15,942,091
	FINANCIAL — 10.4%
224,395	Brookfield Property REIT, Inc. - Class A - REIT[1]	4,674,148
222,600	H&R Real Estate Investment Trust - REIT	3,803,325
285,780	Hang Lung Group Ltd.	852,313
438,200	HCP, Inc. - REIT[1]	13,049,596
560,000	Kerry Properties Ltd.	2,397,004
120,500	Link REIT - REIT	1,407,917
78,600	Mitsubishi UFJ Lease & Finance Co., Ltd.[3]	400,776
59,700	MS&AD Insurance Group Holdings, Inc.[3]	1,855,697
81	Nippon Building Fund, Inc. - REIT[3]	521,592
431,100	Power Corp. of Canada	9,891,777
16,500	Power Financial Corp.	393,256
586,100	RioCan Real Estate Investment Trust - REIT	11,269,639
59,434	SCOR S.E.	2,426,322
23,300	Singapore Exchange Ltd.	126,511
291,400	SmartCentres Real Estate Investment Trust - REIT	7,369,286
199,200	T&D Holdings, Inc.[3]	2,157,554
20,400	Tokio Marine Holdings, Inc.[3]	1,033,572
		63,630,285
	INDUSTRIAL — 7.3%
26,415	Agilent Technologies, Inc.[1]	2,073,577
8,857	Arrow Electronics, Inc.*[1]	748,505
3,576,212	Aurizon Holdings Ltd.	12,000,290
75,000	Brother Industries Ltd.[3]	1,480,873
7,900	Central Japan Railway Co.[3]	1,698,811
1,888,700	ComfortDelGro Corp., Ltd.	3,740,879
21,755	CSX Corp.[1]	1,732,351
10,166	DSV A/S	942,062
22,800	Hoya Corp.[3]	1,610,310
424,400	Konica Minolta, Inc.[3]	4,261,671
128,100	Kyushu Railway Co.[3]	4,174,040
17,900	Nippon Express Co., Ltd.[3]	984,383
14,405	Norfolk Southern Corp.[1]	2,938,908
42,826	Old Dominion Freight Line, Inc.[1]	6,393,065
		44,779,725

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY — 10.4%
98,300	CGI, Inc.*	$7,075,516
102,206	Citrix Systems, Inc.[1]	10,318,718
13,300	Constellation Software, Inc.	11,735,113
111,534	DXC Technology Co.[1]	7,332,245
78,173	Fortinet, Inc.*[1]	7,302,921
64,983	KLA-Tencor Corp.[1]	8,284,033
132,800	Open Text Corp.	5,105,023
2,300	Oracle Corp. Japan[3]	157,706
24,157	Paychex, Inc.[1]	2,036,677
90,516	Xerox Corp.[1]	3,019,614
10,348	Xilinx, Inc.[1]	1,243,209
		63,610,775
	UTILITIES — 3.8%
514,605	AES Corp.[1]	8,810,038
53,600	Canadian Utilities Ltd. - Class A	1,477,531
501,500	Chubu Electric Power Co., Inc.[3]	7,292,581
68,546	Enel S.p.A.	434,040
91,800	Kansai Electric Power Co., Inc.[3]	1,110,620
102,700	Osaka Gas Co., Ltd.[3]	1,899,840
71,500	Power Assets Holdings Ltd.	498,724
25,395	Red Electrica Corp. S.A.	527,035
55,800	Tohoku Electric Power Co., Inc.[3]	638,763
7,674	Verbund A.G.	381,061
		23,070,233
	TOTAL COMMON STOCKS
	(Cost $591,308,600)	616,863,318

Principal Amount
	SHORT-TERM INVESTMENTS — 16.4%
$100,643,280	UMB Money Market Fiduciary, 0.25%[5]	100,643,280
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $100,643,280)	100,643,280

	TOTAL INVESTMENTS — 117.0%
	(Cost $691,951,880)	717,506,598

	Liabilities in Excess of Other Assets — (17.0)%	(104,042,758)
	TOTAL NET ASSETS — 100.0%	$613,463,840

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT — (29.8)%
	COMMON STOCKS — (29.8)%
	BASIC MATERIALS — (4.4)%
(129,400)	Agnico Eagle Mines Ltd.	$(5,358,746)
(610,900)	Barrick Gold Corp.	(7,765,639)
(425,600)	First Quantum Minerals Ltd.	(4,495,215)
(548,918)	Freeport-McMoRan, Inc.	(6,757,181)
(511,200)	Kinross Gold Corp.*	(1,625,522)
(186,200)	Turquoise Hill Resources Ltd.*	(277,973)
(7,722)	Westlake Chemical Corp.	(538,610)
		(26,818,886)
	COMMUNICATIONS — (1.1)%
(1,536)	Charter Communications, Inc. - Class A*	(570,148)
(2,000)	CyberAgent, Inc.	(80,168)
(12,605)	Iliad S.A.	(1,284,137)
(13,702)	Netflix, Inc.*	(5,077,139)
		(7,011,592)
	CONSUMER, CYCLICAL — (7.5)%
(61,728)	American Airlines Group, Inc.	(2,109,863)
(71,538)	Dollar Tree, Inc.*	(7,960,749)
(275,260)	MGM Resorts International	(7,330,174)
(2,005)	Mohawk Industries, Inc.*	(273,181)
(76,900)	Stars Group, Inc.*	(1,451,095)
(22,360)	Tesla, Inc.*	(5,337,108)
(218,407)	Valeo S.A.	(7,943,905)
(32,729)	Whirlpool Corp.	(4,543,440)
(59,344)	Wynn Resorts Ltd.	(8,572,241)
(5,323)	Zalando S.E.*[2]	(250,389)
		(45,772,145)
	CONSUMER, NON-CYCLICAL — (5.9)%
(57,357)	Alkermes PLC*[4]	(1,739,064)
(70,884)	Alnylam Pharmaceuticals, Inc.*	(6,332,777)
(86,114)	BioMarin Pharmaceutical, Inc.*	(7,365,330)
(34,154)	British American Tobacco PLC	(1,337,043)
(37,173)	Incyte Corp.*	(2,854,886)
(80,007)	Nektar Therapeutics*	(2,561,824)
(92,246)	Seattle Genetics, Inc.*	(6,252,434)
(8,000)	Takeda Pharmaceutical Co., Ltd.	(295,214)
(774,993)	Transurban Group	(7,338,968)
		(36,077,540)
	DIVERSIFIED — (0.1)%
(89,264)	Bollore S.A.	(424,605)

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	ENERGY — (5.5)%
(83,055)	Cheniere Energy, Inc.*	$(5,344,589)
(17,789)	Continental Resources, Inc.*	(818,116)
(2,033)	Diamondback Energy, Inc.	(216,291)
(6,860)	Drilling Co. of 1972 A/S*	(526,638)
(1)	Equitrans Midstream Corp.	(4)
(306,046)	Halliburton Co.	(8,670,283)
(69,812)	Helmerich & Payne, Inc.	(4,085,398)
(10,430)	National Oilwell Varco, Inc.	(272,640)
(256,922)	Noble Energy, Inc.	(6,952,310)
(36,256)	Targa Resources Corp.	(1,455,679)
(190,746)	Williams Cos., Inc.	(5,403,834)
		(33,745,782)
	FINANCIAL — (1.7)%
(4,993)	Affiliated Managers Group, Inc.	(553,823)
(22,814)	London Stock Exchange Group PLC	(1,495,705)
(2,973,482)	Melrose Industries PLC	(7,867,378)
(93,100)	Nomura Holdings, Inc.	(352,497)
		(10,269,403)
	INDUSTRIAL — (2.2)%
(2,603)	AP Moller - Maersk A/S - Class B	(3,355,512)
(155,100)	Bombardier, Inc. - Class B*	(265,118)
(107,285)	General Electric Co.	(1,091,089)
(318,885)	James Hardie Industries PLC	(4,338,657)
(14,091)	KION Group A.G.	(969,339)
(101,100)	MISUMI Group, Inc.	(2,639,833)
(64,953)	Rolls-Royce Holdings PLC*	(777,818)
(1)	Wabtec Corp.	(45)
		(13,437,411)
	TECHNOLOGY — (1.4)%
(281,200)	BlackBerry Ltd.*	(2,579,643)
(347,215)	STMicroelectronics N.V.	(6,376,396)
		(8,956,039)
	TOTAL COMMON STOCKS
	(Proceeds $182,054,441)	(182,513,403)

	TOTAL SECURITIES SOLD SHORT
	(Proceeds $182,054,441)	$(182,513,403)

LP – Limited Partnership

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019 (Unaudited)

*	Non-income producing security.

[1]	All or a portion of this security is segregated as collateral for securities sold short.

[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The absolute value of these securities is $11,129,870, which represents 1.81% of total net assets of the Fund.
[3]	This security was deemed temporarily illiquid due to extended holiday market closure. The total temporarily illiquid securities represent 11.4% of Net Assets. Total value of these securities is $69,796,821.
[4]	Foreign security denominated in U.S. Dollars.

[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund

SUMMARY OF INVESTMENTS

As of April 30, 2019 (Unaudited)

Security Type/Country	Percent of Total Net Assets
Common Stocks
United States	54.4%
Canada	12.9%
Japan	11.4%
United Kingdom	6.2%
Switzerland	3.7%
Australia	2.6%
Germany	2.3%
Ireland	1.7%
Netherlands	1.4%
Singapore	1.1%
Hong Kong	1.0%
Denmark	0.7%
France	0.7%
Spain	0.2%
Italy	0.2%
Austria	0.1%
Sweden	0.0%
Total Common Stocks	100.6%
Short-Term Investments	16.4%
Total Investments	117.0%
Liabilities in Excess of Other Assets	(17.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

361 Global Equity Absolute Return Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 101.7%
	BASIC MATERIALS — 5.0%
55	LyondellBasell Industries N.V. - Class A1,2	$4,852
200	Mitsubishi Materials Corp.[3]	5,202
631	Rio Tinto Ltd.	42,532
486	Rio Tinto PLC	28,352
400	Showa Denko KK3	13,656
		94,594
	COMMUNICATIONS — 15.3%
5,164	Auto Trader Group PLC[4]	38,173
283	CDW Corp.[1]	29,885
319	Discovery, Inc. - Class A*1	9,857
696	eBay, Inc.[1]	26,970
148	F5 Networks, Inc.*1	23,221
583	Juniper Networks, Inc.[1]	16,190
100	Kakaku.com, Inc.[3]	2,060
21	Motorola Solutions, Inc.[1]	3,043
809	Telefonica SA	6,745
700	Trend Micro, Inc.[3]	34,994
322	TripAdvisor, Inc.*1	17,140
139	VeriSign, Inc.*1	27,446
820	Viacom, Inc. - Class B1	23,706
1,600	ZOZO, Inc.[3]	28,421
		287,851
	CONSUMER, CYCLICAL — 20.0%
1,000	Bandai Namco Holdings, Inc.[3]	47,941
71	Bayerische Motoren Werke A.G.	5,250
135	Best Buy Co., Inc.[1]	10,045
76	Carnival PLC	4,029
730	Deutsche Lufthansa A.G.	17,661
117	Domino's Pizza, Inc.[1]	31,658
345	Gap, Inc.[1]	8,998
85	HUGO BOSS A.G.	5,939
297	Kohl's Corp.[1]	21,117
138	Lululemon Athletica, Inc.*1	24,336
6,500	Marubeni Corp.[3]	46,576
382	NIKE, Inc. - Class B1	33,551
175	Ralph Lauren Corp.[1]	23,026
200	Sumitomo Corp.[3]	2,867
186	Swatch Group A.G.	10,914
667	Tapestry, Inc.[1]	21,524
335	TUI A.G.	3,730
346	United Continental Holdings, Inc.*1	30,746

361 Global Equity Absolute Return Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
530	Walgreens Boots Alliance, Inc.[1]	$28,392
		378,300
	CONSUMER, NON-CYCLICAL — 17.0%
10	AbbVie, Inc.[1]	794
31	Adyen N.V.*4	25,265
187	Amgen, Inc.[1]	33,533
45	Archer-Daniels-Midland Co.[1]	2,007
580	Coca-Cola European Partners PLC[1,2]	31,082
175	Demant A/S*	5,529
1,400	Empire Co., Ltd.	31,141
466	Gilead Sciences, Inc.[1]	30,309
596	H Lundbeck A/S	25,127
120	IDEXX Laboratories, Inc.*1	27,840
454	Lamb Weston Holdings, Inc.[1]	31,803
16	Merck & Co., Inc.[1]	1,259
13	METRO A.G.	221
449	Robert Half International, Inc.[1]	27,878
171	Roche Holding A.G.	45,118
19	United Therapeutics Corp.*1	1,949
		320,855
	DIVERSIFIED — 0.9%
1,000	Swire Pacific Ltd. - A Shares	12,664
229	Washington H Soul Pattinson & Co., Ltd.	3,714
		16,378
	ENERGY — 3.5%
509	Caltex Australia Ltd.	9,760
5,900	JXTG Holdings, Inc.[3]	28,705
1,166	Plains GP Holdings LP - Class A*1	27,518
		65,983
	FINANCIAL — 12.0%
1,272	Brookfield Property REIT, Inc. - Class A - REIT[1]	26,496
6,000	Hang Lung Group Ltd.	17,894
1,360	HCP, Inc. - REIT[1]	40,501
4,500	Kerry Properties Ltd.	19,262
700	Power Financial Corp.	16,684
2,600	RioCan Real Estate Investment Trust - REIT	49,993
1,200	SmartCentres Real Estate Investment Trust - REIT	30,347
2,300	T&D Holdings, Inc.[3]	24,911
		226,088

361 Global Equity Absolute Return Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL — 10.0%
268	Arrow Electronics, Inc.*1	$22,649
12,882	Aurizon Holdings Ltd.	43,226
100	Central Japan Railway Co.[3]	21,504
21,800	ComfortDelGro Corp., Ltd.	43,178
38	CSX Corp.[1]	3,026
4,200	Konica Minolta, Inc.[3]	42,175
200	Nippon Express Co., Ltd.[3]	10,999
4	Old Dominion Freight Line, Inc.[1]	597
27	Textron, Inc.[1]	1,431
		188,785
	TECHNOLOGY — 11.5%
456	Cadence Design Systems, Inc.*1	31,637
306	Citrix Systems, Inc.[1]	30,894
346	DXC Technology Co.[1]	22,746
224	Fortinet, Inc.*1	20,926
74	HP, Inc.[1]	1,476
212	KLA-Tencor Corp.[1]	27,026
62	NetApp, Inc.[1]	4,517
900	Open Text Corp.	34,597
569	Xerox Corp.[1]	18,982
206	Xilinx, Inc.[1]	24,749
		217,550
	UTILITIES — 6.5%
1,972	AES Corp.[1]	33,761
3,000	Chubu Electric Power Co., Inc.[3]	43,624
1,682	Red Electrica Corp. S.A.	34,907
900	Tohoku Electric Power Co., Inc.[3]	10,303
		122,595
	TOTAL COMMON STOCKS
	(Cost $1,872,138)	1,918,979

Principal Amount
	SHORT-TERM INVESTMENTS — 4.5%
$85,349	UMB Money Market Fiduciary, 0.25%[5]	85,349
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $85,349)	85,349

361 Global Equity Absolute Return Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019 (Unaudited)

Value
TOTAL INVESTMENTS — 106.2%
(Cost $1,957,487)	$2,004,328

Liabilities in Excess of Other Assets — (6.2)%	(116,426)
TOTAL NET ASSETS — 100.0%	$1,887,902

Number of Shares
	SECURITIES SOLD SHORT — (71.4)%
	COMMON STOCKS — (71.4)%
	BASIC MATERIALS — (8.2)%
(800)	Agnico Eagle Mines Ltd.	(33,130)
(2,000)	Barrick Gold Corp.	(25,424)
(1,756)	Freeport-McMoRan, Inc.	(21,616)
(2,259)	Fresnillo PLC	(22,125)
(1,900)	Kansai Paint Co. Ltd.	(36,226)
(200)	Nippon Paint Holdings Co. Ltd.	(7,617)
(200)	Sumitomo Metal Mining Co., Ltd.	(6,291)
(1,900)	Turquoise Hill Resources Ltd.*	(2,836)
		(155,265)
	COMMUNICATIONS — (4.1)%
(85)	Charter Communications, Inc. - Class A*	(31,551)
(55)	Iliad S.A.	(5,603)
(829)	Liberty Global PLC - Class C*[2]	(21,678)
(51)	Netflix, Inc.*	(18,898)
		(77,730)
	CONSUMER, CYCLICAL — (14.5)%
(717)	American Airlines Group, Inc.	(24,507)
(315)	Dollar Tree, Inc.*	(35,053)
(1,033)	MGM Resorts International	(27,509)
(195)	Mohawk Industries, Inc.*	(26,569)
(1,100)	Stars Group, Inc.*	(20,757)
(73)	Tesla, Inc.*	(17,424)
(798)	Valeo S.A.	(29,025)
(241)	Whirlpool Corp.	(33,456)
(185)	Wynn Resorts Ltd.	(26,723)
(714)	Zalando S.E.*4	(33,586)
		(274,609)
	CONSUMER, NON-CYCLICAL — (12.3)%
(585)	Alkermes PLC*2	(17,737)
(225)	Alnylam Pharmaceuticals, Inc.*	(20,101)
(275)	BioMarin Pharmaceutical, Inc.*	(23,521)
(551)	British American Tobacco PLC	(21,570)
(600)	Japan Tobacco, Inc.	(13,865)
(155)	Nektar Therapeutics*	(4,963)

361 Global Equity Absolute Return Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
(694)	Ramsay Health Care Ltd.	$(31,961)
(278)	Seattle Genetics, Inc.*	(18,843)
(600)	Takeda Pharmaceutical Co., Ltd.	(22,141)
(6,031)	Transurban Group	(57,112)
		(231,814)
	DIVERSIFIED — (1.5)%
(6,028)	Bollore S.A.	(28,673)

	ENERGY — (9.6)%
(489)	Cheniere Energy, Inc.*	(31,467)
(953)	Halliburton Co.	(26,999)
(472)	Helmerich & Payne, Inc.	(27,621)
(123)	National Oilwell Varco, Inc.	(3,215)
(1,035)	Noble Energy, Inc.	(28,007)
(791)	Targa Resources Corp.	(31,759)
(1,107)	Williams Cos., Inc.	(31,361)
		(180,429)
	FINANCIAL — (12.2)%
(16)	Equinix, Inc. - REIT	(7,275)
(355)	First Republic Bank	(37,495)
(1,500)	Japan Post Bank Co., Ltd.	(16,516)
(1,461)	Kinnevik A.B. - Class B	(42,575)
(117)	London Stock Exchange Group PLC	(7,671)
(13,255)	Melrose Industries PLC	(35,071)
(14,000)	Nomura Holdings, Inc.	(53,007)
(15)	SBA Communications Corp. - REIT*	(3,056)
(1,869)	St James's Place PLC	(27,427)
		(230,093)
	INDUSTRIAL — (7.1)%
(4)	AP Moller - Maersk A/S - Class B	(5,156)
(100)	FANUC Corp.	(18,788)
(498)	Husqvarna A.B. - B Shares	(4,547)
(2,724)	James Hardie Industries PLC	(37,062)
(1,600)	MISUMI Group, Inc.	(41,778)
(1,970)	Rolls-Royce Holdings PLC*	(23,591)
(244)	Tenaris S.A.	(3,382)
		(134,304)

361 Global Equity Absolute Return Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	TECHNOLOGY — (1.9)%
(1,430)	Marvell Technology Group Ltd.[2]	$(35,779)
	TOTAL COMMON STOCKS
	(Proceeds $1,291,551)	(1,348,696)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $1,291,551)	$(1,348,696)

LP – Limited Partnership

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short.
[2]	Foreign security denominated in U.S. Dollars.
[3]	This security was deemed temporarily illiquid due to extended holiday market closure. The total temporarily illiquid securities represent 19.3% of Net Assets. Total value of these securities is $363,938.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The absolute value of these securities is $97,024, which represents 5.14% of total net assets of the Fund.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

361 Global Equity Absolute Return Fund

SUMMARY OF INVESTMENTS

As of April 30, 2019 (Unaudited)

Security Type/Country	Percent of Total Net Assets
Common Stocks
United States	47.2%
Japan	19.3%
Canada	9.9%
United Kingdom	7.4%
Australia	3.0%
Switzerland	3.0%
Hong Kong	2.7%
Singapore	2.3%
Spain	2.2%
Germany	1.7%
Denmark	1.6%
Netherlands	1.4%
Total Common Stocks	101.7%
Short-Term Investments	4.5%
Total Investments	106.2%
Liabilities in Excess of Other Assets	(6.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

361 Macro Opportunity Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 59.1%
	BASIC MATERIALS — 1.7%
5,999	Aluminum Corp. of China Ltd. - ADR*1	$57,710
4,664	Freeport-McMoRan, Inc.	57,414
686	Rio Tinto PLC - ADR[1]	40,406
905	Southern Copper Corp.	34,770
		190,300
	COMMUNICATIONS — 11.9%
799	51job, Inc. - ADR*[1]	73,780
1,129	Acacia Communications, Inc.*	65,346
368	Alibaba Group Holding Ltd. - ADR*1	68,290
54	Alphabet, Inc. - Class A*	64,744
34	Amazon.com, Inc.*	65,502
1,528	Ctrip.com International Ltd. - ADR*1	67,308
1,074	eBay, Inc.	41,617
417	Facebook, Inc. - Class A*	80,648
1,316	JD.com, Inc. - ADR*1	39,835
2,877	Liberty Global PLC - Class A*1	77,708
457	Motorola Solutions, Inc.	66,224
171	Netflix, Inc.*	63,362
319	RingCentral, Inc. - Class A*	37,122
6,153	Rubicon Project, Inc.*	39,318
6,663	Telefonaktiebolaget LM Ericsson - ADR[1]	65,964
334	Trade Desk, Inc. - Class A*	73,974
1,605	Twitter, Inc.*	64,055
486	Ubiquiti Networks, Inc.	82,839
646	Walt Disney Co.	88,483
1,139	Zscaler, Inc.*	77,805
		1,303,924

	CONSUMER, CYCLICAL — 7.6%
3,281	Adient PLC[1]	75,791
813	China Southern Airlines Co., Ltd. - ADR[1]	34,959
1,297	Delphi Technologies PLC[1]	28,703
1,416	DR Horton, Inc.	62,743
1,627	Floor & Decor Holdings, Inc. - Class A*	78,129
5,055	Foundation Building Materials, Inc.*	68,697
3,694	JetBlue Airways Corp.*	68,524
814	Mohawk Industries, Inc.*	110,908
1,245	Papa John's International, Inc.	63,694
4,210	Tata Motors Ltd. - ADR*1	64,834
690	VF Corp.	65,143
1,558	Yum China Holdings, Inc.	74,067

361 Macro Opportunity Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
306	Yum! Brands, Inc.	$31,943
		828,135
	CONSUMER, NON-CYCLICAL — 6.3%
760	Brink's Co.	60,747
882	Chegg, Inc.*	31,443
6,600	Cosan Ltd. - Class A1	80,652
1,802	DENTSPLY SIRONA, Inc.	92,136
830	Dr Reddy's Laboratories Ltd. - ADR[1]	34,769
812	ManpowerGroup, Inc.	77,985
798	PayPal Holdings, Inc.*	89,990
599	Procter & Gamble Co.	63,782
615	Square, Inc. - Class A*	44,784
238	Strategic Education, Inc.	34,117
1,093	TreeHouse Foods, Inc.*	73,209
		683,614
	ENERGY — 1.8%
731	BP PLC - ADR[1]	31,966
1,258	First Solar, Inc.*	77,405
1,800	Halliburton Co.	50,994
2,050	JinkoSolar Holding Co., Ltd. - ADR*1	39,893
		200,258
	FINANCIAL — 6.3%
653	American Express Co.	76,551
613	Bancolombia S.A. - ADR[1]	31,091
2,450	Bank of America Corp.	74,921
137	BlackRock, Inc.	66,478
694	Capital One Financial Corp.	64,424
2,061	Federated Investors, Inc. - Class B	63,335
593	HDFC Bank Ltd. - ADR[1]	67,987
2,293	Legg Mason, Inc.	76,701
1,365	Morgan Stanley	65,861
444	Progressive Corp.	34,699
422	Visa, Inc. - Class A	69,390
		691,438
	INDUSTRIAL — 5.3%
1,729	Flex Ltd.*1	19,088
269	Lennox International, Inc.	73,020
4,052	Manitowoc Co., Inc.*	72,369
323	Martin Marietta Materials, Inc.	71,674
325	Norfolk Southern Corp.	66,306
8,624	SunPower Corp.*	62,265

361 Macro Opportunity Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
153	TransDigm Group, Inc.*	$73,826
370	Union Pacific Corp.	65,505
550	Vulcan Materials Co.	69,360
		573,413
	TECHNOLOGY — 17.5%
2,304	Advanced Micro Devices, Inc.*	63,660
561	Analog Devices, Inc.	65,211
318	Apple, Inc.	63,813
1,440	Applied Materials, Inc.	63,461
343	ASML Holding N.V.[1]	71,625
219	Broadcom Inc.	69,730
1,196	Cadence Design Systems, Inc.*	82,979
434	Coupa Software, Inc.*	44,845
252	HubSpot, Inc.*	46,491
127	Intuit, Inc.	31,885
391	IPG Photonics Corp.*	68,319
576	KLA-Tencor Corp.	73,428
351	Lam Research Corp.	72,808
2,617	LivePerson, Inc.*	76,757
1,185	Lumentum Holdings, Inc.*	73,434
2,998	Marvell Technology Group Ltd.[1]	75,010
564	Microsoft Corp.	73,658
724	MKS Instruments, Inc.	65,891
412	NVIDIA Corp.	74,572
424	Paycom Software, Inc.*	85,873
1,027	Pegasystems, Inc.	77,035
167	ServiceNow, Inc.*	45,342
1,065	Teradyne, Inc.	52,185
552	Texas Instruments, Inc.	65,042
129	Veeva Systems, Inc. - Class A*	18,043
1,213	Western Digital Corp.	62,009
122	Workday, Inc. - Class A*	25,087
1,349	Workiva, Inc.*	71,686
643	Xilinx, Inc.	77,250
341	Zebra Technologies Corp. - Class A*	71,999
		1,909,128
	UTILITIES — 0.7%
714	CenterPoint Energy, Inc.	22,134
8,630	Cia Energetica de Minas Gerais - ADR[1]	31,931
814	Cia Paranaense de Energia - ADR[1]	8,482

361 Macro Opportunity Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
324	OGE Energy Corp.	$13,718
		76,265
	TOTAL COMMON STOCKS
	(Cost $6,026,646)	6,456,475
	EXCHANGE-TRADED FUNDS — 43.4%
2,624	Communication Services Select Sector SPDR Fund	131,384
1,273	Consumer Discretionary Select Sector SPDR Fund	152,849
16,086	Global X MSCI Greece ETF	136,731
3,783	iShares Core U.S. Aggregate Bond ETF[2]	410,796
1,785	iShares JP Morgan USD Emerging Markets Bond ETF	195,993
7,639	iShares MSCI Belgium ETF	145,981
9,139	iShares MSCI Emerging Markets ETF	401,476
5,571	iShares MSCI Europe Financials ETF	109,024
18,141	iShares MSCI Hong Kong ETF	480,374
5,923	iShares MSCI India ETF	210,326
3,900	iShares MSCI Netherlands ETF	123,786
2,344	iShares MSCI New Zealand ETF	122,662
2,910	iShares MSCI Philippines ETF - Class N.A.	101,675
4,459	iShares MSCI Singapore Capped ETF	112,099
2,432	iShares MSCI South Africa ETF	137,700
1,771	iShares MSCI Thailand ETF	160,435
684	iShares Russell 2000 ETF	108,270
9,034	iShares Short Maturity Bond ETF[2]	453,959
1,548	iShares Short Treasury Bond ETF - Class N.A.	171,147
3,557	SPDR EURO STOXX 50 ETF	137,122
1,388	Technology Select Sector SPDR Fund	109,250
2,750	VanEck Vectors India Small-Cap Index ETF - Class C	114,950
7,229	VanEck Vectors Vietnam ETF	120,507
13,242	Xtrackers Harvest CSI 300 China A-Shares ETF	384,018
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $4,640,702)	4,732,514

Principal Amount
	SHORT-TERM INVESTMENTS — 1.2%
$126,698	UMB Money Market Fiduciary, 0.25%[3]	126,698
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $126,698)	126,698

361 Macro Opportunity Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019 (Unaudited)

Value
TOTAL INVESTMENTS — 103.7%
(Cost $10,794,046)	$11,315,687

Liabilities in Excess of Other Assets — (3.7)%	(400,944)
TOTAL NET ASSETS — 100.0%	$10,914,743

Number of Shares
	SECURITIES SOLD SHORT — (2.4)%
	COMMON STOCKS — (2.4)%
	BASIC MATERIALS — (0.0)%
(1)	Dow, Inc.*	(38)

	CONSUMER, CYCLICAL — (2.0)%
(1,784)	Macy's, Inc.	(41,995)
(2,221)	Tapestry, Inc.	(71,672)
(428)	Tesla, Inc.*	(102,159)
		(215,826)
	FINANCIAL — (0.4)%
(2,478)	Tanger Factory Outlet Centers, Inc. - REIT	(44,753)
	TOTAL COMMON STOCKS
	(Proceeds $286,035)	(260,617)

	TOTAL SECURITIES SOLD SHORT
	(Proceeds $286,035)	$(260,617)

ADR – American Depository Receipt

ETF – Exchange-Traded Fund

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	All or a portion of this security is segregated as collateral for securities sold short.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

361 Macro Opportunity Fund

SUMMARY OF INVESTMENTS

As of April 30, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	17.5%
Communications	11.9%
Consumer, Cyclical	7.6%
Financial	6.3%
Consumer, Non-cyclical	6.3%
Industrial	5.3%
Energy	1.8%
Basic Materials	1.7%
Utilities	0.7%
Total Common Stocks	59.1%
Exchange-Traded Funds	43.4%
Short-Term Investments	1.2%
Total Investments	103.7%
Liabilities in Excess of Other Assets	(3.7)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

361 U.S. Small Cap Equity Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.0%
	BASIC MATERIALS — 3.2%
2,033	Balchem Corp.	$206,370
15,900	Cleveland-Cliffs, Inc.	158,841
1,565	Ingevity Corp.*	179,990
5,121	Kraton Corp.*	168,071
3,222	Materion Corp.	186,973
		900,245
	COMMUNICATIONS — 6.2%
4,757	Cargurus, Inc.*	193,800
9,438	Gray Television, Inc.*	221,132
30,879	Meet Group, Inc.*	171,687
10,384	NIC, Inc.	179,228
6,238	Perficient, Inc.*	183,647
3,947	Plantronics, Inc.	203,192
5,052	Sinclair Broadcast Group, Inc. - Class A	231,331
14,777	Viavi Solutions, Inc.*	196,534
4,949	Yelp, Inc.*	198,257
		1,778,808
	CONSUMER, CYCLICAL — 14.6%
6,923	Abercrombie & Fitch Co. - Class A	206,928
1,340	Allegiant Travel Co.	196,819
2,666	Asbury Automotive Group, Inc.*	213,760
7,140	Boot Barn Holdings, Inc.*	205,561
5,933	Boyd Gaming Corp.	170,752
4,047	Brinker International, Inc.	173,090
10,145	Dana, Inc.	197,827
3,542	Dave & Buster's Entertainment, Inc.	201,327
1,845	Dine Brands Global, Inc.	163,578
17,800	EZCORP, Inc. - Class A*	193,486
2,905	Fox Factory Holding Corp.*	225,428
8,222	Funko, Inc. - Class A*	163,042
4,294	G-III Apparel Group Ltd.*	185,286
6,140	H&E Equipment Services, Inc.	186,717
4,054	Installed Building Products, Inc.*	194,714
5,545	La-Z-Boy, Inc.	181,876
3,922	Malibu Boats, Inc. - Class A*	163,234
8,620	Meritor, Inc.*	209,121
4,282	Rush Enterprises, Inc. - Class A	181,600
6,738	SeaWorld Entertainment, Inc.*	179,366
4,861	Shoe Carnival, Inc.	173,343
5,170	Steven Madden Ltd.	187,930
		4,154,785

361 U.S. Small Cap Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL — 18.7%
1,440	Amedisys, Inc.*	$184,061
10,262	Arrowhead Pharmaceuticals, Inc.*	184,511
600	Boston Beer Co., Inc. - Class A*	186,006
552	Chemed Corp.	180,383
13,396	ChemoCentryx, Inc.*	177,765
2,659	CONMED Corp.	212,800
6,466	Editas Medicine, Inc.*	160,033
3,546	Emergent BioSolutions, Inc.*	183,257
4,120	Ensign Group, Inc.	212,262
2,114	Genomic Health, Inc.*	135,994
11,227	Halozyme Therapeutics, Inc.*	181,091
5,070	Heidrick & Struggles International, Inc.	181,405
4,345	Herc Holdings, Inc.*	209,255
10,281	Hertz Global Holdings, Inc.*	186,909
5,048	HMS Holdings Corp.*	153,611
2,161	Integer Holdings Corp.*	149,303
13,940	Ironwood Pharmaceuticals, Inc.*	165,747
3,399	Korn Ferry	159,821
1,182	Ligand Pharmaceuticals, Inc.*	148,755
7,110	MacroGenics, Inc.*	119,235
7,387	Mallinckrodt PLC*[1]	114,203
865	Medifast, Inc.	126,887
3,273	Merit Medical Systems, Inc.*	183,877
4,621	Performance Food Group Co.*	189,230
20,753	R1 RCM, Inc.*	217,284
8,657	Simply Good Foods Co.*	194,436
6,705	Tenet Healthcare Corp.*	146,839
1,749	U.S. Physical Therapy, Inc.	203,741
6,797	Veracyte, Inc.*	155,447
9,150	Vericel Corp.*	155,458
4,997	Xencor, Inc.*	153,458
		5,313,064
	ENERGY — 3.4%
17,605	Archrock, Inc.	177,987
7,884	Pattern Energy Group, Inc. - Class A	182,278
9,183	ProPetro Holding Corp.*	203,220
29,742	SRC Energy, Inc.*	182,913
1,562	Talos Energy, Inc.*	46,391
25,794	W&T Offshore, Inc.*	164,566
		957,355

361 U.S. Small Cap Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL — 24.6%
3,844	American Assets Trust, Inc. - REIT	$177,554
4,579	American Equity Investment Life Holding Co.	134,668
6,124	Americold Realty Trust - REIT	196,029
2,618	Argo Group International Holdings Ltd.[1]	204,387
6,740	Artisan Partners Asset Management, Inc. - Class A	191,012
11,496	Brookline Bancorp, Inc.	173,015
1,265	Cadence BanCorp	28,779
22,116	Capstead Mortgage Corp. - REIT	189,976
1,447	Community Bank System, Inc.	96,168
9,084	CoreCivic, Inc. - REIT	189,038
20,786	Cousins Properties, Inc. - REIT	198,922
2,929	CVB Financial Corp.	63,559
1,959	EastGroup Properties, Inc. - REIT	223,972
7,221	Enova International, Inc.*	198,072
4,897	Essent Group Ltd.*[1]	232,363
15,845	First BanCorp[1]	179,049
13,801	First Commonwealth Financial Corp.	187,832
1,950	Glacier Bancorp, Inc.	83,051
7,339	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT	195,144
5,453	Health Insurance Innovations, Inc. - Class A*	127,164
4,343	Hilltop Holdings, Inc.	91,333
1,676	Independent Bank Group, Inc.	95,532
10,870	Invesco Mortgage Capital, Inc. - REIT	177,398
3,903	Investors Bancorp, Inc.	45,860
4,748	Marcus & Millichap, Inc.*	204,639
3,450	McGrath RentCorp	213,900
12,803	MGIC Investment Corp.*	187,436
10,571	Northwest Bancshares, Inc.	184,253
9,751	OFG Bancorp[1]	196,775
5,565	Provident Financial Services, Inc.	147,584
1,141	PS Business Parks, Inc. - REIT	175,280
7,987	Radian Group, Inc.	187,056
5,203	Rexford Industrial Realty, Inc. - REIT	197,142
420	RLI Corp.	34,159
2,552	Ryman Hospitality Properties, Inc. - REIT	203,139
9,474	Sterling Bancorp	202,933
3,167	Stifel Financial Corp.	188,975
4,529	Terreno Realty Corp. - REIT	202,220
3,050	Trustmark Corp.	109,678
2,716	UMB Financial Corp.	189,740
6,429	United Community Banks, Inc.	180,526
5,529	Washington Federal, Inc.	183,231

361 U.S. Small Cap Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
1,734	Westamerica Bancorporation	$111,357
		6,979,900
	INDUSTRIAL — 13.3%
4,920	Altra Industrial Motion Corp.	184,451
9,283	Atkore International Group, Inc.*	229,847
2,865	Atlas Air Worldwide Holdings, Inc.*	138,351
4,971	Cactus, Inc. - Class A*	180,447
2,161	Chart Industries, Inc.*	190,751
2,589	EMCOR Group, Inc.	217,838
3,258	Exponent, Inc.	184,468
3,612	Fabrinet*[1]	218,598
7,427	Federal Signal Corp.	213,675
3,682	Generac Holdings, Inc.*	202,473
4,536	Greif, Inc. - Class A	179,263
9,231	KBR, Inc.	205,113
3,712	MasTec, Inc.*	188,013
633	Moog, Inc. - Class A	59,274
2,570	Novanta, Inc.*[1]	223,641
6,702	Rexnord Corp.*	191,677
5,339	Sanmina Corp.*	181,099
1,727	SYNNEX Corp.	186,309
1,929	Tech Data Corp.*	205,651
3,248	Tetra Tech, Inc.	210,211
		3,791,150
	TECHNOLOGY — 10.8%
1,769	Cabot Microelectronics Corp.	223,336
1,002	CACI International, Inc. - Class A*	195,330
2,614	CommVault Systems, Inc.*	137,496
2,691	Cree, Inc.*	177,848
5,074	CSG Systems International, Inc.	226,554
3,535	Five9, Inc.*	187,602
2,456	MAXIMUS, Inc.	180,884
2,769	Mercury Systems, Inc.*	202,192
6,746	PlayAGS, Inc.*	162,714
4,465	PROS Holdings, Inc.*	228,787
19,321	Rambus, Inc.*	221,419
7,144	SailPoint Technologies Holding, Inc.*	201,889
1,670	SPS Commerce, Inc.*	173,246
13,746	Unisys Corp.*	154,093
4,330	Upland Software, Inc.*	201,302

361 U.S. Small Cap Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
8,274	Xperi Corp.	$205,609
		3,080,301
	UTILITIES — 3.2%
2,559	Black Hills Corp.	186,193
2,684	NorthWestern Corp.	187,477
1,944	ONE Gas, Inc.	172,083
3,752	PNM Resources, Inc.	174,243
2,220	Spire, Inc.	186,902
		906,898
	TOTAL COMMON STOCKS
	(Cost $25,670,886)	27,862,506

Principal Amount
	SHORT-TERM INVESTMENTS — 1.7%
$464,962	UMB Money Market Fiduciary, 0.25%[2]	464,962
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $464,962)	464,962
	TOTAL INVESTMENTS — 99.7%
	(Cost $26,135,848)	28,327,468
	Other Assets in Excess of Liabilities — 0.3%	93,707
	TOTAL NET ASSETS — 100.0%	$28,421,175

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

361 U.S. Small Cap Equity Fund

SUMMARY OF INVESTMENTS

As of April 30, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financial	24.6%
Consumer, Non-cyclical	18.7%
Consumer, Cyclical	14.6%
Industrial	13.3%
Technology	10.8%
Communications	6.2%
Energy	3.4%
Utilities	3.2%
Basic Materials	3.2%
Total Common Stocks	98.0%
Short-Term Investments	1.7%
Total Investments	99.7%
Other Assets in Excess of Liabilities	0.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
As of April 30, 2019 (Unaudited)

	361 Managed Futures Strategy Fund	361 Global Managed Futures Strategy Fund	361 Domestic Long/Short Equity Fund
Assets:
Investments, at cost	$227,662,133	$70,212,022	$52,783,815
Foreign currency, at cost	-	1,286,713	-
Investments, at value	$227,845,449	$70,211,478	$56,204,155
Foreign currency, at value	-	1,260,749	-
Unrealized appreciation on open futures contracts	166,673	5,670	-
Cash	1,019,932	390,202	-
Cash deposited with brokers for securities sold short	-	-	5,281,147
Cash deposited with brokers for futures contracts	6,450,813	-	-
Variation Margin	662,713	-	-
Receivables:
Investment securities sold	-	-	-
Fund shares sold	82,995	98,052	-
Dividends and interest	554,847	2,063	44,669
Due from Advisor	-	-	-
Due from Custodian	-	-	-
Prepaid offering costs	-	-	-
Prepaid expenses	23,555	13,585	22,209
Other assets	-	48	-
Total assets	236,806,977	71,981,847	61,552,180

Liabilities:
Securities sold short, proceeds	$-	$-	$13,555,744
Foreign currency, proceeds	-	-	-
Securities sold short, at value	$-	$-	$14,039,642
Foreign currency due to custodian, at value	-	-	-
Payables:
Due to broker for futures contracts	-	1,297,051	-
Investment securities purchased	-	-	-
Fund shares redeemed	258,700	43,602	16,124
Advisory fees	293,444	75,690	34,883
Sub-advisory fees	15,314	-	-
Shareholder servicing fees (Note 8)	51,335	22,279	1,645
Distribution fees (Note 7)	10,624	2,443	173
Fund administration fees	59,984	23,899	15,927
Transfer agent fees and expenses	37,459	17,771	14,627
Shareholder reporting fees	24,180	10,820	122
Custody fees	11,475	5,443	4,159
Auditing fees	9,921	9,921	9,921
Trustees' deferred compensation (Note 3)	2,632	2,160	2,266
Chief Compliance Officer fees	1,805	663	1,711
Trustees' fees and expenses	737	77	65
Due to broker for securities sold short	-	-	-
Dividends and interest on securities sold short	-	-	22,229
Offering costs - Advisor	-	-	-
Offering costs - Related Parties	-	-	-
Accrued other expenses	7,649	5,508	3,779
Total liabilities	785,259	1,517,327	14,167,273

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued
As of April 30, 2019 (Unaudited)

	361 Managed Futures Strategy Fund	361 Global Managed Futures Strategy Fund	361 Domestic Long/Short Equity Fund
Net Assets	$236,021,718	$70,464,520	$47,384,907

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with a number of shares authorized)	$239,347,405	$73,601,921	$45,165,631
Total distributable earnings (accumulated deficit)	(3,325,687)	(3,137,401)	2,219,276
Net Assets	$236,021,718	$70,464,520	$47,384,907

Maximum Offering Price per Share:
Investor Class Shares:
Net assets applicable to shares outstanding	$54,901,136	$11,965,103	$878,680
Shares of beneficial interest issued and outstanding	4,803,012	1,118,194	83,602
Net asset value, offering and redemption price per share	$11.43	$10.70	$10.51

Class I Shares:
Net assets applicable to shares outstanding	$181,120,582	$58,499,417	$14,502,872
Shares of beneficial interest issued and outstanding	15,560,997	5,392,937	1,369,714
Net asset value, offering and redemption price per share	$11.64	$10.85	$10.59

Class Y Shares:
Net assets applicable to shares outstanding	$-	$-	$32,003,355
Shares of beneficial interest issued and outstanding	-	-	3,013,019
Net asset value, offering and redemption price per share	$-	$-	$10.62

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued
As of April 30, 2019 (Unaudited)

	361 Global Long/Short Equity Fund	361 Global Equity Absolute Return Fund	361 Macro Opportunity Fund
Assets:
Investments, at cost	$691,951,880	$1,957,487	$10,794,046
Foreign currency, at cost	1,331,779	11,224	-
Investments, at value	$717,506,598	$2,004,328	$11,315,687
Foreign currency, at value	1,316,023	11,123	-
Unrealized appreciation on open futures contracts	-	-	-
Cash	314,781	54,575	54,140
Cash deposited with brokers for securities sold short	76,038,068	1,191,070	-
Cash deposited with brokers for futures contracts	-	-	-
Variation Margin	-	-	-
Receivables:
Investment securities sold	-	-	402,425
Fund shares sold	706,485	3,000	79
Dividends and interest	1,981,216	7,715	3,061
Due from Advisor	-	17,058	-
Due from Custodian	-	247	-
Prepaid offering costs	-	15,244	-
Prepaid expenses	66,150	41,721	19,833
Other assets	-	-	-
Total assets	797,929,321	3,346,081	11,795,225

Liabilities:
Securities sold short, proceeds	$182,054,441	$1,291,551	$286,035
Foreign currency, proceeds	91,973	56	163
Securities sold short, at value	$182,513,403	$1,348,696	$260,617
Foreign currency due to custodian, at value	91,237	55	161
Payables:
Due to broker for futures contracts	-	-	-
Investment securities purchased	-	-	422,104
Fund shares redeemed	372,134	-	-
Advisory fees	608,464	-	1,018
Sub-advisory fees	-	-	-
Shareholder servicing fees (Note 8)	151,475	352	596
Distribution fees (Note 7)	8,690	13	43
Fund administration fees	115,217	624	14,818
Transfer agent fees and expenses	63,843	14,849	9,392
Shareholder reporting fees	39,518	1,735	1,702
Custody fees	32,830	3,369	5,040
Auditing fees	9,921	6,645	9,921
Trustees' deferred compensation (Note 3)	3,235	347	1,978
Chief Compliance Officer fees	1,136	1,928	553
Trustees' fees and expenses	137	180	175
Due to broker for securities sold short	-	-	146,986
Dividends and interest on securities sold short	454,046	5,098	1,270
Offering costs - Advisor	-	62,854	-
Offering costs - Related Parties	-	11,263	-
Accrued other expenses	195	171	4,108
Total liabilities	184,465,481	1,458,179	880,482

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued
As of April 30, 2019 (Unaudited)

	361 Global Long/Short Equity Fund	361 Global Equity Absolute Return Fund	361 Macro Opportunity Fund
Net Assets	$613,463,840	$1,887,902	$10,914,743

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with a number of shares authorized)	$616,787,520	$1,893,274	$12,051,658
Total distributable earnings (accumulated deficit)	(3,323,680)	(5,372)	(1,136,915)
Net Assets	$613,463,840	$1,887,902	$10,914,743

Maximum Offering Price per Share:
Investor Class Shares:
Net assets applicable to shares outstanding	$39,914,577	$63,798	$199,563
Shares of beneficial interest issued and outstanding	3,600,560	6,401	21,495
Net asset value, offering and redemption price per share	$11.09	$9.97	$9.28

Class I Shares:
Net assets applicable to shares outstanding	$387,878,596	$826,799	$10,715,180
Shares of beneficial interest issued and outstanding	34,782,984	82,902	1,140,458
Net asset value, offering and redemption price per share	$11.15	$9.97	$9.40

Class Y Shares:
Net assets applicable to shares outstanding	$185,670,667	$997,305	$-
Shares of beneficial interest issued and outstanding	16,605,645	100,000	-
Net asset value, offering and redemption price per share	$11.18	$9.97	$-

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued
As of April 30, 2019 (Unaudited)

361 U.S. Small Cap Equity Fund
Assets:
Investments, at cost	$26,135,848
Foreign currency, at cost	-
Investments, at value	$28,327,468
Foreign currency, at value	-
Unrealized appreciation on open futures contracts	-
Cash	-
Cash deposited with brokers for securities sold short	-
Cash deposited with brokers for futures contracts	-
Variation Margin	-
Receivables:
Investment securities sold	1,410,257
Fund shares sold	9,433
Dividends and interest	750
Due from Advisor	3,438
Due from Custodian	-
Prepaid offering costs	-
Prepaid expenses	22,978
Other assets	-
Total assets	29,774,324

Liabilities:
Securities sold short, proceeds	$-
Foreign currency, proceeds	-
Securities sold short, at value	$-
Foreign currency due to custodian, at value	-
Payables:
Due to broker for futures contracts	-
Investment securities purchased	1,312,250
Fund shares redeemed	-
Advisory fees	-
Sub-advisory fees	-
Shareholder servicing fees (Note 8)	2,124
Distribution fees (Note 7)	392
Fund administration fees	15,327
Transfer agent fees and expenses	6,928
Shareholder reporting fees	352
Custody fees	206
Auditing fees	8,874
Trustees' deferred compensation (Note 3)	2,027
Chief Compliance Officer fees	475
Trustees' fees and expenses	99
Due to broker for securities sold short	-
Dividends and interest on securities sold short	-
Offering costs - Advisor	-
Offering costs - Related Parties	-
Accrued other expenses	4,095
Total liabilities	1,353,149
Net Assets	$28,421,175

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued
As of April 30, 2019 (Unaudited)

361 U.S. Small Cap Equity Fund
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with a number of shares authorized)	$29,646,998
Total distributable earnings (accumulated deficit)	(1,225,823)
Net Assets	$28,421,175

Maximum Offering Price per Share:
Investor Class Shares:
Net assets applicable to shares outstanding	$1,883,568
Shares of beneficial interest issued and outstanding	172,022
Net asset value, offering and redemption price per share	$10.95

Class I Shares:
Net assets applicable to shares outstanding	$26,424,838
Shares of beneficial interest issued and outstanding	2,401,724
Net asset value, offering and redemption price per share	$11.00

Class Y Shares:
Net assets applicable to shares outstanding	$112,769
Shares of beneficial interest issued and outstanding	10,249
Net asset value, offering and redemption price per share	$11.00

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended April 30, 2019 (Unaudited)

	361 Managed Futures Strategy Fund	361 Global Managed Futures Strategy Fund	361 Domestic Long/Short Equity Fund
Investment income:
Dividends (net of foreign withholdings taxes of $0, $0 and $0, respectively)	$-	$-	$539,033
Interest	3,268,284	721,406	120,009
Total investment income	3,268,284	721,406	659,042

Expenses:
Advisory fees	1,773,862	469,783	248,792
Sub-advisory fees	111,038	-	-
Shareholder servicing fees - Class I (Note 8)	102,077	38,168	6,191
Shareholder servicing fees - Investor Class (Note 8)	31,554	7,647	601
Fund administration fees	106,195	42,725	30,248
Distribution fees (Note 7)	69,807	15,682	1,002
Transfer agent fees and expenses	42,380	24,371	21,150
Shareholder reporting fees	22,040	12,358	2,170
Registration fees	21,638	27,642	22,070
Custody fees	11,940	9,011	7,338
Auditing fees	9,921	9,921	9,921
Chief Compliance Officer fees	8,321	2,408	5,925
Legal fees	6,833	8,686	6,660
Trustees' fees and expenses	4,563	3,770	4,160
Miscellaneous	4,161	3,019	2,967
Insurance fees	824	804	791
Interest expense	-	6,681	116,110
Dividends on securities sold short	-	-	135,773
Offering costs	-	-	-
Total expenses	2,327,154	682,676	621,869
Advisory/sub-advisory fees recovered (waived)	(16,560)	(7,107)	(47,473)
Other expenses absorbed	-	-	-
Net expenses	2,310,594	675,569	574,396
Net investment income (loss)	957,690	45,837	84,646

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	-	-	(56,026)
Securities sold short	-	-	(584,196)
Futures contracts	415,509	3,293,803	-
Foreign currency transactions	-	9,688	-
Net realized gain (loss)	415,509	3,303,491	(640,222)
Net change in unrealized appreciation/depreciation on:
Investments	59,202	1,034	4,451,821
Securities sold short	-	-	(1,411,913)
Futures contracts	1,789,120	627,183	-
Foreign currency translations	-	(14,823)	-

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS - Continued

For the Six Months Ended April 30, 2019 (Unaudited)

	361 Managed Futures Strategy Fund	361 Global Managed Futures Strategy Fund	361 Domestic Long/Short Equity Fund
Net change in unrealized appreciation/depreciation	1,848,322	613,394	3,039,908
Net realized and unrealized gain (loss)	2,263,831	3,916,885	2,399,686

Net Increase (Decrease) in Net Assets from Operations	$3,221,521	$3,962,722	$2,484,332

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS - Continued

For the Six Months Ended April 30, 2019 (Unaudited)

	361 Global Long/Short Equity Fund	361 Global Equity Absolute Return Fund[1]	361 Macro Opportunity Fund
Investment income:
Dividends (net of foreign withholdings taxes of $715,203, $2,009 and $708, respectively)	$9,215,312	$21,110	$63,666
Interest	1,124,767	3,574	17,887
Total investment income	10,340,079	24,684	81,553

Expenses:
Advisory fees	4,044,428	6,364	68,909
Sub-advisory fees	-	-	-
Shareholder servicing fees - Class I (Note 8)	205,885	499	4,659
Shareholder servicing fees - Investor Class (Note 8)	40,570	26	89
Fund administration fees	266,502	4,606	25,429
Distribution fees (Note 7)	67,616	45	259
Transfer agent fees and expenses	107,480	14,849	12,553
Shareholder reporting fees	35,561	1,741	2,125
Registration fees	49,432	17,572	16,102
Custody fees	70,367	3,369	8,840
Auditing fees	9,921	6,645	9,921
Chief Compliance Officer fees	5,371	2,707	2,408
Legal fees	11,487	11,995	6,452
Trustees' fees and expenses	5,270	2,004	3,718
Miscellaneous	6,311	3,800	2,602
Insurance fees	1,588	60	669
Interest expense	1,966,958	763	6,798
Dividends on securities sold short	1,316,069	9,228	20,688
Offering costs	-	7,635	-
Total expenses	8,210,816	93,908	192,221
Advisory/sub-advisory fees recovered (waived)	(115,912)	(6,364)	(59,713)
Other expenses absorbed	-	(69,344)	-
Net expenses	8,094,904	18,200	132,508
Net investment income (loss)	2,245,175	6,484	(50,955)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(42,080,641)	94,219	(391,099)
Securities sold short	15,026,491	(95,177)	(30,480)
Futures contracts	-	-	-
Foreign currency transactions	297,960	(483)	-
Net realized gain (loss)	(26,756,190)	(1,441)	(421,579)
Net change in unrealized appreciation/depreciation on:
Investments	54,373,739	46,841	408,915
Securities sold short	(28,013,197)	(57,145)	(90,352)
Futures contracts	-	-	-
Foreign currency translations	(23,692)	(111)	2

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS - Continued

For the Six Months Ended April 30, 2019 (Unaudited)

	361 Global Long/Short Equity Fund	361 Global Equity Absolute Return Fund[1]	361 Macro Opportunity Fund
Net change in unrealized appreciation/depreciation	26,336,850	(10,415)	318,565
Net realized and unrealized gain (loss)	(419,340)	(11,856)	(103,014)

Net Increase (Decrease) in Net Assets from Operations	$1,825,835	$(5,372)	$(153,969)

[1]	The 361 Global Equity Absolute Return Fund commenced operations on December 31, 2018.

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS - Continued

For the Six Months Ended April 30, 2019 (Unaudited)

361 U.S. Small Cap Equity Fund
Investment income:
Dividends (net of foreign withholdings taxes of $0)	$175,600
Interest	582
Total investment income	176,182

Expenses:
Advisory fees	110,274
Shareholder servicing fees - Class I (Note 8)	15,136
Shareholder servicing fees - Investor Class (Note 8)	1,405
Fund administration fees	28,041
Distribution fees (Note 7)	2,341
Transfer agent fees and expenses	13,773
Shareholder reporting fees	3,921
Registration fees	23,425
Custody fees	28,831
Auditing fees	8,874
Chief Compliance Officer fees	2,407
Legal fees	7,690
Trustees' fees and expenses	3,769
Miscellaneous	1,992
Insurance fees	717
Total expenses	252,596
Advisory/sub-advisory fees recovered (waived)	(110,274)
Other expenses absorbed	(7,645)
Net expenses	134,677
Net investment income (loss)	41,505

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(2,321,350)
Net realized gain (loss)	(2,321,350)
Net change in unrealized appreciation/depreciation on:
Investments	2,828,908
Net change in unrealized appreciation/depreciation	2,828,908
Net realized and unrealized gain (loss)	507,558

Net Increase (Decrease) in Net Assets from Operations	$549,063

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$957,690	$663,188
Net realized gain on investments and futures contracts	415,509	318,765
Net change in unrealized appreciation/depreciation on investments and futures contracts	1,848,322	(3,963,408)
Net increase (decrease) in net assets resulting from operations	3,221,521	(2,981,455)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	11,860,276	18,733,111
Class I	42,777,799	83,135,805
Cost of shares redeemed:
Investor Class	(12,680,097)	(58,090,689)
Class I	(54,771,278)	(127,663,929)
Net decrease in net assets from capital transactions	(12,813,300)	(83,885,702)

Total decrease in net assets	(9,591,779)	(86,867,157)

Net Assets:
Beginning of period	245,613,497	332,480,654
End of period	$236,021,718	$245,613,497
Capital Share Transactions:
Shares sold:
Investor Class	1,044,579	1,635,629
Class I	3,747,597	7,133,267
Shares redeemed:
Investor Class	(1,132,008)	(5,067,227)
Class I	(4,779,057)	(11,015,244)
Net decrease in capital share transactions	(1,118,889)	(7,313,575)

See accompanying Notes to Financial Statements.

361 Global Managed Futures Strategy Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$45,837	$(599,362)
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	3,303,491	(5,944,598)
Net change in unrealized appreciation/depreciation on investments, futures contracts and foreign currency translations	613,394	(758,728)
Net increase (decrease) in net assets resulting from operations	3,962,722	(7,302,688)

Distributions to Shareholders:
Investor Class	-	(1,657,471)
Class I	-	(3,949,215)
Total distributions to shareholders	-	(5,606,686)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	2,725,734	13,368,794
Class I	11,352,210	57,568,866
Reinvestment of distributions:
Investor Class	-	1,562,992
Class I	-	3,666,145
Cost of shares redeemed:
Investor Class	(6,098,687)	(29,474,244)
Class I	(27,633,026)	(54,079,943)
Net decrease in net assets from capital transactions	(19,653,769)	(7,387,390)

Total decrease in net assets	(15,691,047)	(20,296,764)

Net Assets:
Beginning of period	86,155,567	106,452,331
End of period	$70,464,520	$86,155,567
Capital Share Transactions:
Shares sold:
Investor Class	261,296	1,235,401
Class I	1,076,571	5,301,806
Shares reinvested:
Investor Class	-	144,188
Class I	-	334,808
Shares redeemed:
Investor Class	(585,971)	(2,812,451)
Class I	(2,623,438)	(5,062,586)
Net decrease in capital share transactions	(1,871,542)	(858,834)

See accompanying Notes to Financial Statements.

361 Domestic Long/Short Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$84,646	$(249,164)
Net realized gain (loss) on investments, securities sold short and foreign currency transactions	(640,222)	3,104,270
Net change in unrealized appreciation/depreciation on investments and securities sold short	3,039,908	(2,249,518)
Net increase in net assets resulting from operations	2,484,332	605,588

Distributions to Shareholders:
Investor Class	(47,806)	(9,445)
Class I	(570,016)	(81,407)
Class Y	(2,178,260)	(614,030)
Total distributions to shareholders	(2,796,082)	(704,882)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	212,677	835,024
Class I	10,744,947	8,061,978
Class Y	4,489,775	7,050,000
Reinvestment of distributions:
Investor Class	47,807	7,344
Class I	253,616	80,106
Class Y	358,160	48,549
Cost of shares redeemed:
Investor Class	(58,583)	(552,687)
Class I	(6,264,729)	(2,179,817)
Class Y	(3,360,040)	(3,061,730)
Net increase in net assets from capital transactions	6,423,630	10,288,767

Total increase in net assets	6,111,880	10,189,473

Net Assets:
Beginning of period	41,273,027	31,083,554
End of period	$47,384,907	$41,273,027
Capital Share Transactions:
Shares sold:
Investor Class	21,604	74,487
Class I	1,122,134	708,096
Class Y	457,533	620,298
Shares reinvested:
Investor Class	4,844	680
Class I	25,540	7,403
Class Y	35,960	4,479

See accompanying Notes to Financial Statements.

361 Domestic Long/Short Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS - Continued

	For the Six Months Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018
Shares redeemed:
Investor Class	(5,866)	(48,585)
Class I	(618,099)	(189,467)
Class Y	(315,497)	(277,794)
Net increase in capital share transactions	728,153	899,597

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$2,245,175	$(1,138,033)
Net realized gain (loss) on investments, securities sold short and foreign currency transactions	(26,756,190)	21,302,251
Net change in unrealized appreciation/depreciation on investments, securities sold short and foreign currency translations	26,336,850	(31,066,055)
Net increase (decrease) in net assets resulting from operations	1,825,835	(10,901,837)

Distributions to Shareholders:
Investor Class	(2,013,360)	(5,264,653)
Class I	(14,671,769)	(27,906,574)
Class Y	(4,483,588)	(3,872,949)
Total distributions to shareholders	(21,168,717)	(37,044,176)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	7,588,943	56,264,518
Class I	90,177,965	394,320,863
Class Y	74,545,545	124,808,568
Reinvestment of distributions:
Investor Class	1,858,241	5,099,870
Class I	11,979,858	25,605,080
Class Y	2,662,666	2,125,095
Cost of shares redeemed:
Investor Class	(37,323,072)	(67,964,544)
Class I	(234,769,018)	(279,214,186)
Class Y	(35,775,125)	(12,897,408)
Net increase (decrease) in net assets from capital transactions	(119,053,997)	248,147,856

Total increase (decrease) in net assets	(138,396,879)	200,201,843

Net Assets:
Beginning of period	751,860,719	551,658,876
End of period	$613,463,840	$751,860,719
Capital Share Transactions:
Shares sold:
Investor Class	704,135	4,773,255
Class I	8,337,097	33,392,977
Class Y	6,901,354	10,527,489
Shares reinvested:
Investor Class	175,970	442,697
Class I	1,129,110	2,218,811
Class Y	250,251	183,991

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS - Continued

	For the Six Months Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018
Shares redeemed:
Investor Class	(3,481,340)	(5,787,983)
Class I	(21,840,412)	(23,737,153)
Class Y	(3,326,674)	(1,098,549)
Net increase (decrease) in capital share transactions	(11,150,509)	20,915,535

See accompanying Notes to Financial Statements.

361 Global Equity Absolute Return Fund

STATEMENT OF CHANGES IN NET ASSETS

For the Period December 31, 2018* through April 30, 2019 (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$6,484
Net realized loss on investments, securities sold short and foreign currency transactions	(1,441)
Net change in unrealized appreciation/depreciation on investments, securities sold short and foreign currency translations	(10,415)
Net decrease in net assets resulting from operations	(5,372)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	64,000
Class I	1,278,945
Class Y	1,001,000
Cost of shares redeemed:
Class I	(450,671)
Net increase in net assets from capital transactions	1,893,274

Total increase in net assets	1,887,902

Net Assets:
Beginning of period	-
End of period	$1,887,902
Capital Share Transactions:
Shares sold:
Investor Class	6,401
Class I	127,797
Class Y	100,000
Shares redeemed:
Class I	(44,895)
Net increase in capital share transactions	189,303

*	Commencement of operations.

See accompanying Notes to Financial Statements.

361 Macro Opportunity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(50,955)	$(67,849)
Net realized gain (loss) on investments, purchased options contracts, securities sold short and written options contracts	(421,579)	147,345
Net change in unrealized appreciation/depreciation on investments, purchased options contracts, securities sold short and foreign currency translations	318,565	(749,789)
Net decrease in net assets resulting from operations	(153,969)	(670,293)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	1,025	34,256
Class I	262,161	1,378,491
Cost of shares redeemed:
Investor Class	(24,653)	(24,778)
Class I	(672,531)	(959,620)
Net increase (decrease) in net assets from capital transactions	(433,998)	428,349

Total decrease in net assets	(587,967)	(241,944)

Net Assets:
Beginning of period	11,502,710	11,744,654
End of period	$10,914,743	$11,502,710
Capital Share Transactions:
Shares sold:
Investor Class	111	3,464
Class I	27,992	136,864
Shares redeemed:
Investor Class	(2,659)	(2,533)
Class I	(71,447)	(96,161)
Net increase (decrease) in capital share transactions	(46,003)	41,634

See accompanying Notes to Financial Statements.

361 U.S. Small Cap Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$41,505	$52,001
Net realized loss on investments	(2,321,350)	(1,121,475)
Net change in unrealized appreciation/depreciation on investments	2,828,908	(1,152,846)
Net increase (decrease) in net assets resulting from operations	549,063	(2,222,320)

Distributions to Shareholders:
Investor Class	(453)	(37,216)
Class I	(57,287)	(41,841)
Class Y	(294)	(14,285)
Total distributions to shareholders	(58,034)	(93,342)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	79,179	782,411
Class I	8,001,041	34,491,772
Reinvestment of distributions:
Investor Class	423	35,889
Class I	38,071	37,421
Class Y	294	2,463
Cost of shares redeemed:
Investor Class	(224,488)	(536,297)
Class I	(9,389,844)	(6,455,157)
Class Y	-	(600,960)
Net increase (decrease) in net assets from capital transactions	(1,495,324)	27,757,542

Total increase (decrease) in net assets	(1,004,295)	25,441,880

Net Assets:
Beginning of period	29,425,470	3,983,590
End of period	$28,421,175	$29,425,470
Capital Share Transactions:
Shares sold:
Investor Class	7,780	67,202
Class I	775,089	2,981,772
Shares reinvested:
Investor Class	42	3,213
Class I	3,725	3,341
Class Y	29	220
Shares redeemed:
Investor Class	(21,120)	(45,915)
Class I	(927,528)	(564,249)

See accompanying Notes to Financial Statements.

361 U.S. Small Cap Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS - Continued

	For the Six Months Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018
Class Y	-	(48,000)
Net increase (decrease) in capital share transactions	(161,983)	2,397,584

See accompanying Notes to Financial Statements.

361 Domestic Long/Short Equity Fund

STATEMENT OF CASH FLOWS

For the Six Months Ended April 30, 2019 (Unaudited)

Increase/(Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$2,484,332
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(77,221,122)
Sales of long-term investments	72,704,912
Proceeds from securities sold short	21,423,323
Cover short securities	(20,394,570)
Sales of short-term investments, net	707,120
Increase in interest and dividends receivables	(17,908)
Increase in prepaid expenses	(8,716)
Decrease in advisory fees payable	(16,271)
Decrease in interest and dividends on securities sold short	(5,477)
Decrease in accrued expenses	(1,378)
Net realized loss	617,356
Net change in unrealized appreciation/depreciation	(3,039,908)
Net cash used for operating activities	(2,768,307)

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	15,447,592
Cost of shares redeemed	(9,667,228)
Dividends paid to shareholders, net of reinvestments	(2,136,499)
Net cash provided by financing activities	3,643,865

Net increase in cash	875,558

Cash and cash equivalents:
Beginning cash balance	—
Beginning cash held at brokers	4,405,589
Total beginning cash and cash equivalents	4,405,589

Ending cash balance	—
Ending cash held at brokers	5,281,147
Total ending cash and cash equivalents	$5,281,147
Supplemental disclosure of interest expense paid	116,110

Non cash financing activities not included herein consist of $659,583 of reinvested dividends.

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund

STATEMENT OF CASH FLOWS

For the Six Months Ended April 30, 2019 (Unaudited)

Increase/(Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$1,825,835
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(679,049,124)
Sales of long-term investments	793,369,180
Return of capital dividends received	411,323
Proceeds from securities sold short	279,117,372
Cover short securities	(307,994,736)
Sales of short-term investments, net	26,828,779
Increase in foreign currency	(1,316,023)
Increase in interest and dividends receivables	(393,018)
Increase in prepaid expenses	(13,136)
Increase in foreign currency due to custodian	91,237
Decrease in advisory fees payable	(170,053)
Increase in interest and dividends on securities sold short	51,112
Increase in accrued expenses	82,268
Net realized loss	26,938,180
Net change in unrealized appreciation/depreciation	(26,360,542)
Net cash provided by operating activities	113,418,654

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	172,179,404
Cost of shares redeemed	(311,393,833)
Dividends paid to shareholders, net of reinvestments	(4,667,952)
Net cash used for financing activities	(143,882,381)

Net decrease in cash	(30,463,727)

Cash and cash equivalents:
Beginning cash balance	—
Beginning cash held at brokers	106,816,576
Total beginning cash and cash equivalents	106,816,576

Ending cash balance	314,781
Ending cash held at brokers	76,038,068
Total ending cash and cash equivalents	$76,352,849
Supplemental disclosure of interest expense paid	1,966,958

Non cash financing activities not included herein consist of $16,500,765 of reinvested dividends.

See accompanying Notes to Financial Statements.

361 Global Equity Absolute Return Fund

STATEMENT OF CASH FLOWS

For the Period December 31, 2018 through April 30, 2019 (Unaudited)

Increase/(Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net decrease in net assets resulting from operations	$(5,372)
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(3,709,570)
Sales of long-term investments	1,931,651
Proceeds from securities sold short	2,954,964
Cover short securities	(1,753,967)
Purchases of short-term investments, net	(85,349)
Increase in foreign currency	(11,123)
Increase in due from advisor receivable	(17,058)
Increase in interest and dividends receivables	(7,715)
Increase in prepaid expenses	(56,965)
Increase in other assets	(247)
Increase in foreign currency due to custodian	55
Increase in interest and dividends on securities sold short	5,098
Increase in accrued expenses	104,330
Net realized gain	(3,665)
Net change in unrealized appreciation/depreciation	10,304
Net cash used for operating activities	(644,629)

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	2,340,945
Cost of shares redeemed	(450,671)
Net cash provided by financing activities	1,890,274

Net increase in cash	1,245,645

Cash and cash equivalents:
Beginning cash balance	—
Beginning cash held at brokers	—
Total beginning cash and cash equivalents	—

Ending cash balance	54,575
Ending cash held at brokers	1,191,070
Total ending cash and cash equivalents	$1,245,645
Supplemental disclosure of interest expense paid	763

Non cash financing activities not included herein consist of $0 of reinvested dividends.

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund

FINANCIAL HIGHLIGHTS

Investor Class*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2019	For the Year Ended October 31,
	(Unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of period	$11.28	$11.43	$11.09	$11.18	$11.34	$11.47
Income from Investment Operations:
Net investment income (loss)[1]	0.03	- [2]	(0.08)	(0.13)	(0.18)	(0.20)
Net realized and unrealized gain (loss)	0.12	(0.15)	0.42	0.04	0.31	0.46
Total from investment operations	0.15	(0.15)	0.34	(0.09)	0.13	0.26

Less Distributions:
From net realized gain	-	-	-	-	(0.29)	(0.40)
Total distributions	-	-	-	-	(0.29)	(0.40)

Redemption fee proceeds[1]	-	-	-	-	-	0.01
Net asset value, end of period	$11.43	$11.28	$11.43	$11.09	$11.18	$11.34

Total return[3]	1.33%[4]	(1.31)%	3.07%	(0.81)%	1.16%	2.47%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$54,901	$55,188	$95,113	$165,017	$263,118	$158,570

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered	2.16%[5]	2.15%	2.13%	2.11%	2.09%	2.04%
After fees waived and expenses absorbed/recovered	2.14%[5]	2.14%	2.12%	2.10%	2.08%	2.03%
Ratio of net investment income (loss) to average net assets (including interest expense):
Before fees waived and expenses absorbed	0.60%[5]	0.02%	(0.73)%	(1.18)%	(1.54)%	(1.82)%
After fees waived and expenses absorbed	0.62%[5]	0.03%	(0.72)%	(1.17)%	(1.53)%	(1.81)%

Portfolio turnover rate	11%[4]	36%	42%	17%	13%	96%

*	Financial information from November 1, 2013 to October 31, 2014 is from Class A shares. The Fund re-designated its Class A shares as Investor Class shares effective November 1, 2014.

[1]	Based on average shares outstanding for the period.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.

[5]	Annualized.

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2019	For the Year Ended October 31,
	(Unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of period	$11.48	$11.59	$11.22	$11.28	$11.41	$11.51
Income from Investment Operations:
Net investment income (loss)[1]	0.05	0.03	(0.05)	(0.10)	(0.15)	(0.18)
Net realized and unrealized gain (loss)	0.11	(0.14)	0.42	0.04	0.31	0.48
Total from investment operations	0.16	(0.11)	0.37	(0.06)	0.16	0.30

Less Distributions:
From net realized gain	-	-	-	-	(0.29)	(0.40)
Total distributions	-	-	-	-	(0.29)	(0.40)

Redemption fee proceeds[1]	-	-	-	-	-	- [2]
Net asset value, end of period	$11.64	$11.48	$11.59	$11.22	$11.28	$11.41

Total return[3]	1.39%[4]	(0.95)%	3.30%	(0.53)%	1.42%	2.73%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$181,121	$190,425	$237,368	$463,025	$690,804	$465,614

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered	1.91%[5]	1.90%	1.88%	1.86%	1.84%	1.80%
After fees waived and expenses absorbed/recovered	1.89%[5]	1.89%	1.87%	1.85%	1.83%	1.79%
Ratio of net investment income (loss) to average net assets (including interest expense):
Before fees waived and expenses absorbed	0.85%[5]	0.27%	(0.48)%	(0.93)%	(1.29)%	(1.58)%
After fees waived and expenses absorbed	0.87%[5]	0.28%	(0.47)%	(0.92)%	(1.28)%	(1.57)%

Portfolio turnover rate	11%[4]	36%	42%	17%	13%	96%

[1]	Based on average shares outstanding for the period.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.

[5]	Annualized.

See accompanying Notes to Financial Statements.

361 Global Managed Futures Strategy Fund

FINANCIAL HIGHLIGHTS

Investor Class*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2019	For the Year Ended October 31,				For the Period February 12, 2014** through October 31,
	(Unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.17	$11.44	$10.87	$9.55	$9.71	$10.00
Income from Investment Operations:
Net investment loss[1]	-	(0.08)	(0.15)	(0.18)	(0.20)	(0.16)
Net realized and unrealized gain (loss)	0.53	(0.64)	0.99	1.50	0.04	(0.13)
Total from investment operations	0.53	(0.72)	0.84	1.32	(0.16)	(0.29)

Less Distributions:
From net realized gain	-	(0.55)	(0.27)	-	-	-
Total distributions	-	(0.55)	(0.27)	-	-	-

Redemption fee proceeds[1]	-	-	-	-	-	- [2]
Net asset value, end of period	$10.70	$10.17	$11.44	$10.87	$9.55	$9.71

Total return[3]	5.21%[4]	(6.57)%	7.87%	13.82%	(1.65)%	(2.90)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$11,965	$14,677	$32,907	$13,491	$9,694	$9,177

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered[5]	2.03%[6]	1.95%	2.04%	2.43%	2.78%	2.60%[6]
After fees waived and expenses absorbed/recovered[5]	2.01%[6]	2.02%	2.02%	2.05%	2.15%	2.24%[6]
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered	(0.11)%[6]	(0.66)%	(1.38)%	(2.12)%	(2.71)%	(2.59)%[6]
After fees waived and expenses absorbed	(0.09)%[6]	(0.73)%	(1.36)%	(1.74)%	(2.08)%	(2.23)%[6]

Portfolio turnover rate	0%[4]	0%	0%	0%	0%	0%[4]

*	Financial information from February 12, 2014 to October 31, 2014 is from Class A shares. The Fund re-designated its Class A shares as Investor Class shares effective November 1, 2014.

**	Commencement of operations.

[1]	Based on average shares outstanding for the period.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.

[5]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.02% for the six months ended April 30, 2019. For the prior periods ended October 31, 2018, 2017, 2016, 2015 and 2014, the ratios would have been lowered by 0.03%, 0.03%, 0.04%, 0.02% and 0.01%, respectively.

[6]	Annualized.

See accompanying Notes to Financial Statements.

361 Global Managed Futures Strategy Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2019	For the Year Ended October 31,				For the Period February 12, 2014* through October 31,
	(Unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.30	$11.55	$10.94	$9.59	$9.72	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.01	(0.05)	(0.12)	(0.16)	(0.18)	(0.15)
Net realized and unrealized gain (loss)	0.54	(0.65)	1.00	1.51	0.05	(0.13)
Total from investment operations	0.55	(0.70)	0.88	1.35	(0.13)	(0.28)

Less Distributions:
From net realized gain	-	(0.55)	(0.27)	-	-	-
Total distributions	-	(0.55)	(0.27)	-	-	-

Redemption fee proceeds[1]	-	-	-	-	-	- [2]
Net asset value, end of period	$10.85	$10.30	$11.55	$10.94	$9.59	$9.72

Total return[3]	5.34%[4]	(6.32)%	8.19%	14.08%	(1.34)%	(2.80)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$58,499	$71,478	$73,545	$38,295	$10,446	$30,855

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered[5]	1.78%[6]	1.70%	1.79%	2.18%	2.53%	2.36%[6]
After fees waived and expenses absorbed/recovered[5]	1.76%[6]	1.77%	1.77%	1.80%	1.90%	2.00%[6]
Ratio of net investment income (loss) to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered	0.14%[6]	(0.41)%	(1.13)%	(1.87)%	(2.46)%	(2.35)%[6]
After fees waived and expenses absorbed	0.16%[6]	(0.48)%	(1.11)%	(1.49)%	(1.83)%	(1.99)%[6]

Portfolio turnover rate	0%[4]	0%	0%	0%	0%	0%[4]

*	Commencement of operations.

[1]	Based on average shares outstanding for the period.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.

[5]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.02% for the six months ended April 30, 2019. For the prior periods ended October 31, 2018, 2017, 2016, 2015 and 2014, the ratios would have been lowered by 0.03%, 0.03%, 0.04%, 0.02% and 0.01%, respectively.

[6]	Annualized.

See accompanying Notes to Financial Statements.

361 Domestic Long/Short Equity Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2019	For the Year Ended October 31,		For the Period March 31, 2016* through October 31,
	(Unaudited)	2018	2017	2016
Net asset value, beginning of period	$10.96	$10.91	$9.90	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	- [2]	(0.12)	(0.05)	0.02
Net realized and unrealized gain (loss)	0.32	0.43	1.16	(0.12)
Total from investment operations	0.32	0.31	1.11	(0.10)

Less Distributions:
From net investment income	-	-	(0.02)	-
From net realized gain	(0.77)	(0.26)	(0.08)	-
Total distributions	(0.77)	(0.26)	(0.10)	-

Redemption fee proceeds	-	-	-	-
Net asset value, end of period	$10.51	$10.96	$10.91	$9.90

Total return[3]	3.38%[4]	2.87%	11.26%	(1.00)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$879	$691	$398	$143

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed[5]	3.11%[6]	3.38%	3.03%	3.91%[6]
After fees waived and expenses absorbed[5]	2.90%[6]	3.02%	2.42%	2.06%[6]
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	(0.20)%[6]	(1.44)%	(1.05)%	(1.46)%[6]
After fees waived and expenses absorbed/recovered	0.01%[6]	(1.08)%	(0.44)%	0.39%[6]

Portfolio turnover rate	156%[4]	262%	263%	123%[4]

*	Commencement of operations.

[1]	Based on average shares outstanding for the period.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.

[5]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 1.11% for the six months ended April 30, 2019. For the prior periods ended October 31, 2018, 2017, and 2016, the ratios would have been lowered by 1.23%, 0.63% and 0.27%, respectively.

[6]	Annualized.

See accompanying Notes to Financial Statements.

361 Domestic Long/Short Equity Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2019	For the Year Ended October 31,		For the Period March 31, 2016* through October 31,
	(Unaudited)	2018	2017	2016
Net asset value, beginning of period	$11.02	$10.94	$9.90	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.02	(0.09)	(0.02)	0.04
Net realized and unrealized gain (loss)	0.32	0.43	1.17	(0.14)
Total from investment operations	0.34	0.34	1.15	(0.10)

Less Distributions:
From net investment income	-	-	(0.03)	-
From net realized gain	(0.77)	(0.26)	(0.08)	-
Total distributions	(0.77)	(0.26)	(0.11)	-

Redemption fee proceeds	-	-	-	-
Net asset value, end of period	$10.59	$11.02	$10.94	$9.90

Total return[2]	3.56%[3]	3.14%	11.72%	(1.00)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$14,503	$9,261	$3,436	$4,578

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed[4]	2.81%[5]	3.06%	2.76%	3.66%[5]
After fees waived and expenses absorbed[4]	2.60%[5]	2.70%	2.15%	1.81%[5]
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	0.10%[5]	(1.12)%	(0.78)%	(1.21)%[5]
After fees waived and expenses absorbed/recovered	0.31%[5]	(0.76)%	(0.17)%	0.64%[5]

Portfolio turnover rate	156%[3]	262%	263%	123%[3]

*	Commencement of operations.

[1]	Based on average shares outstanding for the period.

[2]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.

[4]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 1.11% for the six months ended April 30, 2019. For the prior periods ended October 31, 2018, 2017, and 2016, the ratios would have been lowered by 1.23%, 0.63% and 0.27%, respectively.

[5]	Annualized.

See accompanying Notes to Financial Statements.

361 Domestic Long/Short Equity Fund

FINANCIAL HIGHLIGHTS

Class Y

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2019	For the Year Ended October 31,		For the Period March 31, 2016* through October 31,
	(Unaudited)	2018	2017	2016
Net asset value, beginning of period	$11.05	$10.95	$9.92	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.02	(0.08)	- [2]	0.05
Net realized and unrealized gain (loss)	0.32	0.44	1.15	(0.13)
Total from investment operations	0.34	0.36	1.15	(0.08)

Less Distributions:
From net investment income	-	-	(0.04)	-
From net realized gain	(0.77)	(0.26)	(0.08)	-
Total distributions	(0.77)	(0.26)	(0.12)	-

Redemption fee proceeds	-	-	-	-
Net asset value, end of period	$10.62	$11.05	$10.95	$9.92

Total return[3]	3.55%[4]	3.33%	11.72%	(0.80)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$32,003	$31,321	$27,250	$25,128

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed[5]	2.71%[6]	2.98%	2.63%	3.51%[6]
After fees waived and expenses absorbed[5]	2.50%[6]	2.62%	2.02%	1.66%[6]
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	0.20%[6]	(1.04)%	(0.65)%	(1.06)%[6]
After fees waived and expenses absorbed/recovered	0.41%[6]	(0.68)%	(0.04)%	0.79%[6]

Portfolio turnover rate	156%[4]	262%	263%	123%[4]

*	Commencement of operations.

[1]	Based on average shares outstanding for the period.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.

[5]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 1.11% for the six months ended April 30, 2019. For the prior periods ended October 31, 2018, 2017, and 2016, the ratios would have been lowered by 1.23%, 0.63% and 0.27%, respectively.

[6]	Annualized.

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2019	For the Year Ended October 31,			For the Period December 12, 2014* through October 31,
	(Unaudited)	2018	2017	2016	2015
Net asset value, beginning of period	$11.32	$12.15	$10.76	$10.92	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.02	(0.05)	0.03	0.02	(0.08)
Net realized and unrealized gain (loss)	0.08	-	1.39	(0.09)	1.00
Total from investment operations	0.10	(0.05)	1.42	(0.07)	0.92

Less Distributions:
From net investment income	-	(0.02)	(0.03)	-	-
From net realized gain	(0.33)	(0.76)	-	(0.09)	-
Total distributions	(0.33)	(0.78)	(0.03)	(0.09)	-

Redemption fee proceeds	-	-	-	-	-
Net asset value, end of period	$11.09	$11.32	$12.15	$10.76	$10.92

Total return[2]	1.06%[3]	(0.55)%	13.26%	(0.61)%	9.20%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$39,915	$70,194	$82,319	$97,662	$41,444

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[4,5]	2.84%[6]	2.68%	2.50%	2.50%	3.42%[6]
After fees waived and expenses absorbed/recovered[4,5]	2.80%[6]	2.63%	2.51%	2.55%	2.69%[6]
Ratio of net investment income (loss) to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered	0.35%[6]	(0.48)%	0.32%	0.20%	(1.61)%[6]
After fees waived and expenses absorbed/recovered	0.39%[6]	(0.43)%	0.31%	0.15%	(0.88)%[6]

Portfolio turnover rate	112%[3]	197%	237%	229%	204%[3]

*	Commencement of operations.

[1]	Based on average shares outstanding for the period.

[2]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.

[4]	Effective December 18, 2017, the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.79% of average daily net assets of the Fund. Prior to December 18, 2017, the annual operating expense limitation was 1.94%.

[5]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 1.01% for the six months ended April 30, 2019. For the prior periods ended October 31, 2018, 2017, 2016, and 2015, the ratios would have been lowered by 0.85%, 0.61%, 0.61%, and 0.82%, respectively.

[6]	Annualized.

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2019	For the Year Ended October 31,			For the Period December 12, 2014* through October 31,
	(Unaudited)	2018	2017	2016	2015
Net asset value, beginning of period	$11.37	$12.20	$10.82	$10.95	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.04	(0.02)	0.07	0.05	(0.06)
Net realized and unrealized gain (loss)	0.07	-	1.39	(0.09)	1.01
Total from investment operations	0.11	(0.02)	1.46	(0.04)	0.95

Less Distributions:
From net investment income	-	(0.05)	(0.08)	-	-
From net realized gain	(0.33)	(0.76)	-	(0.09)	-
Total distributions	(0.33)	(0.81)	(0.08)	(0.09)	-

Redemption fee proceeds	-	-	-	-	-
Net asset value, end of period	$11.15	$11.37	$12.20	$10.82	$10.95

Total return[2]	1.15%[3]	(0.25)%	13.54%	(0.34)%	9.50%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$387,879	$536,076	$430,610	$421,094	$81,579

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[4,5]	2.54%[6]	2.40%	2.21%	2.20%	3.19%[6]
After fees waived and expenses absorbed/recovered[4,5]	2.50%[6]	2.35%	2.22%	2.25%	2.46%[6]
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	0.65%[6]	(0.20)%	0.60%	0.50%	(1.38)%[6]
After fees waived and expenses absorbed/recovered	0.69%[6]	(0.15)%	0.59%	0.45%	(0.65)%[6]

Portfolio turnover rate	112%[3]	197%	237%	229%	204%[3]

*	Commencement of operations.

[1]	Based on average shares outstanding for the period.

[2]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.

[4]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 1.01% for the six months ended April 30, 2019. For the prior periods ended October 31, 2018, 2017, 2016, and 2015, the ratios would have been lowered by 0.85%, 0.61%, 0.61%, and 0.82%, respectively.

[5]	Effective December 18, 2017, the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.54% of average daily net assets of the Fund. Prior to December 18, 2017, the annual operating expense limitation was 1.69%.

[6]	Annualized.

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund

FINANCIAL HIGHLIGHTS

Class Y

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2019	For the Year Ended October 31,			For the Period December 12, 2014* through October 31,
	(Unaudited)	2018	2017	2016	2015
Net asset value, beginning of period	$11.39	$12.23	$10.84	$10.95	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.04	-	0.08	0.06	(0.05)
Net realized and unrealized gain (loss)	0.08	(0.01)	1.40	(0.08)	1.00
Total from investment operations	0.12	(0.01)	1.48	(0.02)	0.95

Less Distributions:
From net investment income	-	(0.07)	(0.09)	-	-
From net realized gain	(0.33)	(0.76)	-	(0.09)	-
Total distributions	(0.33)	(0.83)	(0.09)	(0.09)	-

Redemption fee proceeds	-	-	-	-	-
Net asset value, end of period	$11.18	$11.39	$12.23	$10.84	$10.95

Total return[2]	1.23%[3]	(0.21)%	13.71%	(0.15)%	9.50%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$185,671	$145,591	$38,730	$32,993	$41,888

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[4,5]	2.44%[6]	2.29%	2.10%	2.10%	3.09%[6]
After fees waived and expenses absorbed/recovered[4,5]	2.40%[6]	2.24%	2.11%	2.15%	2.36%[6]
Ratio of net investment income (loss) to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered	0.75%[6]	(0.09)%	0.71%	0.60%	(1.28)%[6]
After fees waived and expenses absorbed/recovered	0.79%[6]	(0.04)%	0.70%	0.55%	(0.55)%[6]

Portfolio turnover rate	112%[3]	197%	237%	229%	204%[3]

*	Commencement of operations.

[1]	Based on average shares outstanding for the period.

[2]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.

[4]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 1.01% for the six months ended April 30, 2019. For the prior periods ended October 31, 2018, 2017, 2016, and 2015, the ratios would have been lowered by 0.85%, 0.61%, 0.61%, and 0.82%, respectively.

[5]	Effective December 18, 2017, the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.39% of average daily net assets of the Fund. Prior to December 18, 2017, the annual operating expense limitation was 1.54%.

[6]	Annualized.

See accompanying Notes to Financial Statements.

361 Global Equity Absolute Return Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout the period.

For the Period December 31, 2018* through April 30, 2019 (Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income[1]	0.02
Net realized and unrealized loss	(0.05)
Total from investment operations	(0.03)

Redemption fee proceeds	-
Net asset value, end of period	$9.97

Total return[2]	(0.30)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$64

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[4]	15.08%[5]
After fees waived and expenses absorbed[4]	3.17%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(11.20)%[5]
After fees waived and expenses absorbed	0.71%[5]

Portfolio turnover rate	117%[3]

*	Commencement of operations.

[1]	Based on average shares outstanding for the period.

[2]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.

[4]	If interest expense and dividends on securities sold short had been excluded, the expense ratio would have been lowered by 1.57% for the period ended April 30, 2019.

[5]	Annualized.

See accompanying Notes to Financial Statements.

361 Global Equity Absolute Return Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout the period.

For the Period December 31, 2018* through April 30, 2019 (Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income[1]	0.03
Net realized and unrealized loss	(0.06)
Total from investment operations	(0.03)

Redemption fee proceeds	-
Net asset value, end of period	$9.97

Total return[2]	(0.30)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$827

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[4]	14.83%[5]
After fees waived and expenses absorbed[4]	2.92%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(10.95)%[5]
After fees waived and expenses absorbed	0.96%[5]

Portfolio turnover rate	117%[3]

*	Commencement of operations.

[1]	Based on average shares outstanding for the period.

[2]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.

[4]	If interest expense and dividends on securities sold short had been excluded, the expense ratio would have been lowered by 1.57% for the period ended April 30, 2019.

[5]	Annualized.

See accompanying Notes to Financial Statements.

361 Global Equity Absolute Return Fund

FINANCIAL HIGHLIGHTS

Class Y

Per share operating performance.

For a capital share outstanding throughout the period.

For the Period December 31, 2018* through April 30, 2019 (Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income[1]	0.04
Net realized and unrealized loss	(0.07)
Total from investment operations	(0.03)

Redemption fee proceeds	-
Net asset value, end of period	$9.97

Total return[2]	(0.30)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$997

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[4]	14.68%[5]
After fees waived and expenses absorbed[4]	2.77%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(10.80)%[5]
After fees waived and expenses absorbed	1.11%[5]

Portfolio turnover rate	117%[3]

*	Commencement of operations.

[1]	Based on average shares outstanding for the period.

[2]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.

[4]	If interest expense and dividends on securities sold short had been excluded, the expense ratio would have been lowered by 1.57% for the period ended April 30, 2019.

[5]	Annualized.

See accompanying Notes to Financial Statements.

361 Macro Opportunity Fund

FINANCIAL HIGHLIGHTS

Investor Class*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2019	For the Year Ended October 31,				For the Period June 30, 2014** through October 31,
	(Unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of period	$9.42	$9.99	$8.58	$9.14	$9.77	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.05)	(0.08)	(0.06)	(0.04)	(0.06)	(0.05)
Net realized and unrealized gain (loss)	(0.09)	(0.49)	1.47	(0.52)	(0.57)	(0.18)
Total from investment operations	(0.14)	(0.57)	1.41	(0.56)	(0.63)	(0.23)

Redemption fee proceeds[1]	-	-	-	-	-	-
Net asset value, end of period	$9.28	$9.42	$9.99	$8.58	$9.14	$9.77

Total return[2]	(1.49)%[3]	(5.71)%	16.43%	(6.13)%	(6.45)%	(2.30)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$200	$227	$231	$144	$230	$294

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed[4]	3.73%[5]	3.38%	3.57%	3.54%	3.41%	6.82%[5]
After fees waived and expenses absorbed[4]	2.65%[5]	2.33%	2.31%	2.20%	2.17%	2.22%[5]
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(2.25)%[5]	(1.87)%	(1.90)%	(1.75)%	(1.83)%	(5.99)%[5]
After fees waived and expenses absorbed	(1.17)%[5]	(0.82)%	(0.64)%	(0.41)%	(0.59)%	(1.39)%[5]

Portfolio turnover rate	261%[3]	586%	533%	816%	1,596%	628%[3]

*	Financial information from June 30, 2014 to October 31, 2014 is from Class A shares. The Fund re-designated its Class A shares as Investor Class shares effective November 1, 2014.

**	Commencement of operations.

[1]	Based on average shares outstanding for the period.

[2]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.

[4]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.50% for the six months ended April 30, 2019. For the prior periods ended October 31, 2018, 2017, 2016, 2015 and, 2014, the ratios would have been lowered by 0.18%, 0.16%, 0.05%, 0.02% and 0.07%, respectively.

[5]	Annualized.

See accompanying Notes to Financial Statements.

361 Macro Opportunity Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2019	For the Year Ended October 31,				For the Period June 30, 2014* through October 31,
	(Unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of period	$9.52	$10.07	$8.63	$9.18	$9.78	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.04)	(0.06)	(0.04)	(0.01)	(0.03)	(0.04)
Net realized and unrealized gain (loss)	(0.08)	(0.49)	1.48	(0.54)	(0.57)	(0.18)
Total from investment operations	(0.12)	(0.55)	1.44	(0.55)	(0.60)	(0.22)

Redemption fee proceeds[1]	-	-	-	-	-	-
Net asset value, end of period	$9.40	$9.52	$10.07	$8.63	$9.18	$9.78

Total return[2]	(1.26)%[3]	(5.46)%	16.69%	(5.99)%	(6.13)%	(2.20)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$10,715	$11,276	$11,514	$10,671	$18,239	$8,585

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed[4]	3.48%[5]	3.13%	3.32%	3.29%	3.16%	6.57%[5]
After fees waived and expenses absorbed[4]	2.40%[5]	2.08%	2.06%	1.95%	1.92%	1.97%[5]
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(2.00)%[5]	(1.62)%	(1.65)%	(1.50)%	(1.58)%	(5.74)%[5]
After fees waived and expenses absorbed	(0.92)%[5]	(0.57)%	(0.39)%	(0.16)%	(0.34)%	(1.14)%[5]

Portfolio turnover rate	261%[3]	586%	533%	816%	1,596%	628%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.

[2]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.

[4]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.50% for the six months ended April 30, 2019. For the prior periods ended October 31, 2018, 2017, 2016, 2015 and 2014, the ratios would have been lowered by 0.18%, 0.16%, 0.05%, 0.02% and 0.07%, respectively.

[5]	Annualized.

See accompanying Notes to Financial Statements.

361 U.S. Small Cap Equity Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018	For the Period December 30, 2016* through October 31, 2017
Net asset value, beginning of period	$10.66	$11.42	$10.00
Income from Investment Operations:
Net investment loss[1]	- [2]	(0.01)	(0.03)
Net realized and unrealized gain (loss)	0.29	(0.53)	1.45
Total from investment operations	0.29	(0.54)	1.42

Less Distributions:
From net investment income	- [2]	-	-
From net realized gain	-	(0.22)	-
Total distributions	-	(0.22)	-
Net asset value, end of period	$10.95	$10.66	$11.42

Total return[3]	2.75%[4]	(4.79)%	14.20%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,884	$1,976	$1,836

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[5]	2.10%[6]	2.51%	8.50%[6]
After fees waived and expenses absorbed[5]	1.24%[6]	1.25%	1.50%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.82)%[6]	(1.31)%	(7.39)%[6]
After fees waived and expenses absorbed	0.04%[6]	(0.05)%	(0.39)%[6]

Portfolio turnover rate	131%[4]	297%	265%[4]

*	Commencement of operations.

[1]	Based on average shares outstanding for the period.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.

[5]	Effective December 18, 2017, the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.24% of average daily net assets of the Fund. Prior to December 18, 2017, the annual operating expense limitation was 1.50%.

[6]	Annualized.

See accompanying Notes to Financial Statements.

361 U.S. Small Cap Equity Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018	For the Period December 30, 2016* through October 31, 2017
Net asset value, beginning of period	$10.72	$11.45	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.02	0.03	(0.01)
Net realized and unrealized gain (loss)	0.28	(0.53)	1.46
Total from investment operations	0.30	(0.50)	1.45

Less Distributions:
From net investment income	(0.02)	(0.01)	-
From net realized gain	-	(0.22)	-
Total distributions	(0.02)	(0.23)	-
Net asset value, end of period	$11.00	$10.72	$11.45

Total return[2]	2.83%[3]	(4.44)%	14.50%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$26,425	$27,339	$1,483

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[4]	1.82%[5]	2.20%	8.24%[5]
After fees waived and expenses absorbed[4]	0.96%[5]	0.94%	1.24%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.54)%[5]	(1.00)%	(7.13)%[5]
After fees waived and expenses absorbed	0.32%[5]	0.26%	(0.13)%[5]

Portfolio turnover rate	131%[3]	297%	265%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.

[2]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.

[4]	Effective December 18, 2017, the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 0.99% of average daily net assets of the Fund. Prior to December 18, 2017, the annual operating expense limitation was 1.25%.

[5]	Annualized.

See accompanying Notes to Financial Statements.

361 U.S. Small Cap Equity Fund

FINANCIAL HIGHLIGHTS

Class Y

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018	For the Period December 30, 2016* through October 31, 2017
Net asset value, beginning of period	$10.72	$11.46	$10.00
Income from Investment Operations:
Net investment income[1]	0.02	0.04	- [2]
Net realized and unrealized gain (loss)	0.29	(0.54)	1.46
Total from investment operations	0.31	(0.50)	1.46

Less Distributions:
From net investment income	(0.03)	(0.02)	-
From net realized gain	-	(0.22)	-
Total distributions	(0.03)	(0.24)	-
Net asset value, end of period	$11.00	$10.72	$11.46

Total return[3]	2.90%[4]	(4.40)%	14.60%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$113	$110	$665

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[5]	1.70%[6]	2.11%	8.10%[6]
After fees waived and expenses absorbed[5]	0.84%[6]	0.85%	1.10%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.42)%[6]	(0.91)%	(6.99)%[6]
After fees waived and expenses absorbed	0.44%[6]	0.35%	0.01%[6]

Portfolio turnover rate	131%[4]	297%	265%[4]

*	Commencement of operations.

[1]	Based on average shares outstanding for the period.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.

[5]	Effective December 18, 2017 the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 0.84% of average daily net assets of the Fund. Prior to December 18, 2017, the annual operating expense limitation was 1.10%.

[6]	Annualized.

See accompanying Notes to Financial Statements.

361 Funds

NOTES TO FINANCIAL STATEMENTS

April 30, 2019 (Unaudited)

Note 1 – Organization

361 Managed Futures Strategy Fund (“Managed Futures Strategy” or “Managed Futures Strategy Fund”), 361 Global Managed Futures Strategy Fund (formerly known as 361 Global Counter-Trend) (“Global Managed Futures Strategy” or “Global Managed Futures Strategy Fund”), 361 Domestic Long/Short Equity Fund (“Domestic Long/Short Equity” or “Domestic Long/Short Equity Fund”), 361 Global Long/Short Equity Fund (“Global Long/Short Equity” or “Global Long/Short Equity Fund”), 361 Global Equity Absolute Return Fund (“Global Equity Absolute Return” or “Global Equity Absolute Return Fund”), 361 Macro Opportunity Fund (formerly known as the 361 Global Macro Opportunity Fund) (“Macro Opportunity” or “Macro Opportunity Fund”), and 361 U.S. Small Cap Equity Fund (“U.S. Small Cap Equity” or “U.S. Small Cap Equity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Managed Futures Strategy Fund, Global Managed Futures Strategy Fund, Global Long/Short Equity Fund, Global Equity Absolute Return Fund, Macro Opportunity Fund, and U.S. Small Cap Equity Fund are diversified Funds. The Domestic Long/Short Equity Fund is a non-diversified Fund.

The Managed Futures Strategy Fund’s primary investment objective is to seek positive absolute returns that have a low correlation to the returns of broad stock and bond markets. The Fund commenced investment operations on December 20, 2011, with two classes of shares, Class A and Class I. Class A shares were re-designated as Investor Class shares on November 1, 2014.

The Global Managed Futures Strategy Fund’s primary investment objective is to seek positive absolute returns that have a low correlation to the returns of global stock and bond markets. The Fund commenced investment operations on February 12, 2014, with two classes of shares, Class A and Class I. Class A shares were re-designated as Investor Class shares on November 1, 2014.

The Domestic Long/Short Equity Fund’s primary investment objective is to achieve long-term capital appreciation. The Fund commenced investment operations on March 31, 2016, with three classes of shares, Investor Class, Class I and Class Y.

The Global Long/Short Equity Fund’s primary investment objective is to seek to achieve long-term capital appreciation. As a secondary objective, the Global Long/Short Equity Fund also seeks to preserve capital in down markets. The Fund commenced investment operations on December 12, 2014, with three classes of shares, Investor Class, Class I and Class Y.

The Global Long/Short Equity Fund commenced operations on December 12, 2014, prior to which its only activity was the receipt of a $10,010 investment from the Fund’s advisor and a $644,131 transfer of shares of the Fund in exchange for the net assets of the Analytic Global Long/Short Equity Fund, L.P., a Delaware limited partnership (“L.P.”). This exchange was nontaxable, whereby the Fund issued 64,413 shares for the net assets of the SMA on December 12, 2014. Gross assets with a fair market value of $830,593 consisting of cash, interest receivable and securities of the L.P. with a fair value of $644,098 (identified cost of investments transferred $638,574) were the primary assets received by the Fund. The Fund also assumed a liability for short securities with a fair market value of $186,452 (identified proceeds of $203,052) as part of this exchange. For financial reporting purposes, assets and liabilities received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the L.P. was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The Global Equity Absolute Return Fund’s primary investment objective is to seek absolute (positive) returns. The Fund also seeks long-term capital appreciation. The Fund commenced investment operations on December 31, 2018, with three classes of shares, Investor Class, Class I and Class Y.

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2019 (Unaudited)

The Macro Opportunity Fund’s primary investment objective is to seek long-term positive absolute return. The Fund commenced investment operations on June 30, 2014, with two classes of shares, Class A and Class I. Class A shares were re-designated as Investor Class shares on November 1, 2014.

The U.S. Small Cap Equity Fund’s primary investment objective is to achieve long-term capital appreciation. The Fund commenced investment operations on December 30, 2016, with three classes of shares, Investor Class, Class I and Class Y.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 ”Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Options

The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2019 (Unaudited)

(c) Stock Index Futures

The Funds may invest in stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and a Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate the futures transaction. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

(d) Short Sales

Short sales are transactions under which the Funds sell a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(e) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees, which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2019 (Unaudited)

The Global Equity Absolute Return Fund incurred offering costs of approximately $22,879, which are being amortized over a one-year period from December 31, 2018 (commencement of operations).

In conjunction with the use of short sales, written options contracts or futures contracts, the Funds may be required to maintain collateral in various forms. At April 30, 2019, such collateral is denoted in the Funds’ Schedule of Investments and Statements of Assets and Liabilities. Also in conjunction with the use of short sales, written options contracts or futures contracts, the Funds, when appropriate, utilize a segregated margin deposit account with the counterparty. At April 30, 2019, these segregated margin deposit accounts are denoted in the Funds’ Statements of Assets and Liabilities.

(f) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open tax years ended October 31, 2016 through 2018, and as of and during the period ended April 30, 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g) Distributions to Shareholders

The Funds will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2019 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with 361 Capital, LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the tables below.

The Advisor has contractually agreed to waive its fee and/or pay for operating expenses (excluding any taxes, leverage interest, acquired fund fees and expenses as determined in accordance with Form N-1A, dividend and interest expense on short sales, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund. This agreement is in effect until February 29, 2020 for the Managed Futures Strategy Fund, Global Managed Futures Strategy Fund and Macro Opportunity Fund and it may be terminated before that date only by the Trust's Board of Trustees. The table below contains the expense cap by Fund and by Class:

	Investment Advisory Fees	Total Limit on Annual Operating Expenses Investor Class Shares†	Total Limit on Annual Operating Expenses Class I Shares†
Managed Futures Strategy Fund	1.50%	2.24%	1.99%
Global Managed Futures Strategy Fund	1.25%	1.99%	1.74%
Macro Opportunity Fund	1.25%	2.15%	1.90%

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

The Advisor has contractually agreed to waive its fee and/or pay for operating expenses (excluding any taxes, leverage interest, acquired fund fees and expenses as determined in accordance with Form N-1A, dividend and interest expense on short sales, brokerage commissions, expenses incurred in connection with any merger or reorganization, extraordinary expenses such as litigation expenses, Rule 12b-1 fees and shareholder service fees) in order to limit total annual operating expenses of each fund. This agreement is in effect until February 29, 2020 for the Domestic Long/Short Equity Fund, Global Long/Short Equity Fund, Global Equity Absolute Return Fund and U.S. Small Cap Equity Fund and it may be terminated before that date only by the Trust's Board of Trustees. The table below contains the expense cap by Fund and by Class:

	Investment Advisory Fees	Total Limit on Annual Operating Expenses†
Domestic Long/Short Equity Fund	1.10%	1.39%
Global Long/Short Equity Fund	1.25%	1.39%
Global Equity Absolute Return Fund	1.00%	1.20%
U.S. Small Cap Equity Fund	0.80%	0.84%

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

Federated Investment Management Company (“Federated” or the “Sub-Advisor”) serves as sub-advisor to the Managed Futures Strategy Fund. Under the Sub-Advisory Agreement, the Fund will pay the Sub-Advisor an annual sub-advisory fee of 0.10% of the allocated average net assets of the Fund on the first $250 million and 0.08% on such assets over $250 million. The Sub-Advisor may invest the cash portion of its allocated Fund assets in money market mutual funds managed by Federated (the “Federated Money Market Funds”). The Sub-Advisor waives its sub-advisory fee equal to the amount of management fee it received from the Fund’s investments in the Federated Money Market Funds. For the period ended April 30, 2019, the Sub-Advisor waived $16,560 of its sub-advisory fees.

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2019 (Unaudited)

The Advisor has engaged Wells Capital Management, Inc. (formerly Analytic Investors, LLC) (the "Sub-Advisor") to manage the assets of the 361 Domestic Long/Short Equity Fund, 361 Global Long/Short Equity Fund and 361 Global Equity Absolute Return Fund and pays the Sub-Advisor from its advisory fees.

For the periods ended April 30, 2019, the Advisor waived fees and absorbed other expenses as follows:

	Advisory fees waived	Other expenses absorbed	Total
Managed Futures Strategy Fund	$-	$-	$-
Global Managed Futures Strategy Fund	7,107	-	7,107
Domestic Long/Short Equity Fund	47,473	-	47,473
Global Long/Short Equity Fund	115,912	-	115,912
Global Equity Absolute Return Fund	6,364	69,344	75,708
Macro Opportunity Fund	59,713	-	59,713
U.S. Small Cap Equity Fund	110,274	7,645	117,919
	$346,843	$76,989	$423,832

Each Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At April 30, 2019, the amount of these potentially recoverable expenses was $0, $71,117, $520,444, $419,882, $75,708, $504,806 and $617,616 for the Managed Futures Strategy Fund, Global Managed Futures Strategy Fund, Domestic Long/Short Equity Fund, Global Long/Short Equity Fund, Global Equity Absolute Return Fund, Macro Opportunity Fund and U.S. Small Cap Equity Fund, respectively. The Advisor may recapture all or a portion of these amounts no later than October 31, of the years stated below:

	Managed Futures Strategy Fund	Global Managed Futures Strategy Fund	Domestic Long/Short Equity Fund	Global Long/Short Equity Fund	Global Equity Absolute Return Fund	Macro Opportunity Fund	U.S. Small Cap Equity Fund
2019	$-	$48,402	$155,292	$-	$-	$181,467	$-
2020	-	15,608	191,619	-	-	138,980	225,443
2021	-	-	126,060	303,970	-	124,646	274,254
2022	-	7,107	47,473	115,912	75,708	59,713	117,919
Total	$-	$71,117	$520,444	$419,882	$75,708	$504,806	$617,616

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the periods ended April 30, 2019 are reported on the Statements of Operations.

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2019 (Unaudited)

IMST Distributors, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the periods ended April 30, 2019, the Funds’ allocated fees incurred for Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the periods ended April 30, 2019 are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

As of April 30, 2019, the cost of investments on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Managed Futures Strategy Fund	Global Managed Futures Strategy Fund	Domestic Long/Short Equity Fund	Global Long/Short Equity Fund
Cost of investments	$227,662,133	$70,212,022	$39,358,802	$512,929,905

Gross unrealized appreciation	$307,602	$50	$5,305,331	$54,942,701

Gross unrealized depreciation	(124,286)	(594)	(2,499,620)	(32,879,411)
Net unrealized appreciation (depreciation) on investments	$183,316	$(544)	$2,805,711	$22,063,290

	Global Equity Absolute Return Fund	Macro Opportunity Fund	U.S. Small Cap Equity Fund
Cost of investments	$608,791	$10,547,555	$26,552,544

Gross unrealized appreciation	$231,572	$632,228	$2,840,441

Gross unrealized depreciation	(127,586)	(150,131)	(1,065,517)
Net unrealized appreciation on investments	$103,986	$482,097	$1,774,924

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2019 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and foreign currency.

As of October 31, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Managed Futures Strategy Fund	Global Managed Futures Strategy Fund	Domestic Long/Short Equity Fund
Undistributed ordinary income	$-	$-	$1,279,230
Undistributed long-term capital gains	-	-	1,485,993
Tax accumulated earnings	-	-	2,765,223

Accumulated capital and other losses	(6,671,323)	(6,500,542)	-
Unrealized appreciation (depreciation) on investments	124,115	33,073	(234,197)
Unrealized appreciation (depreciation) on foreign currency, futures contracts and securities sold short	-	(632,654)	-

Total accumulated earnings (deficit)	$(6,547,208)	$(7,100,123)	$2,531,026

	Global Long/Short Equity Fund	Global Managed Futures Strategy Fund	U.S. Small Cap Equity Fund
Undistributed ordinary income	$-	$-	$31,291
Undistributed long-term capital gains	21,165,985	-	-
Tax accumulated earnings	21,165,985	-	31,291

Accumulated capital and other losses	(863,945)	(1,197,317)	(703,521)
Unrealized appreciation (depreciation) on investments	(4,276,211)	214,371	(1,044,622)
Unrealized appreciation (depreciation) on foreign currency, futures contracts and securities sold short	(6,627)	-	-

Total accumulated earnings (deficit)	$16,019,202	$(982,946)	$(1,716,852)

The tax character of the distributions paid during the fiscal years ended October 31, 2018 and October 31, 2017 were as follows:

	Managed Futures Strategy Fund		Global Managed Futures Strategy Fund
Distributions paid from:	2018	2017	2018	2017
Ordinary income	$-	$-	$3,236,735	$30,768
Net long-term capital gains	-	-	2,369,952	1,248,038
Total distributions paid	$-	$-	$5,606,687	$1,278,806

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2019 (Unaudited)

	Domestic Long/Short Equity Fund		Global Long/Short Equity Fund
Distributions paid from:	2018	2017	2018	2017
Ordinary income	$540,985	$356,536	$22,957,608	$3,130,459
Net long-term capital gains	163,896	45	14,086,568	-
Total distributions paid	$704,881	$356,581	$37,044,176	$3,130,459

	Macro Opportunity Fund		U.S. Small Cap Equity Fund
Distributions paid from:	2018	2017	2018	2017
Ordinary income	$-	$-	$91,735	$-
Net long-term capital gains	-	-	1,607	-
Total distributions paid	$-	$-	$93,342	$-

At October 31, 2018, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, the capital loss carryforwards are as follows:

	Not Subject to Expiration:
Fund	Short-Term	Long-Term	Total
Managed Futures Strategy Fund	$3,059,795	$3,611,528	$6,671,323
Global Managed Futures Strategy Fund	2,834,123	3,204,929	6,039,052
Domestic Long/Short Equity Fund	-	-	-
Global Long/Short Equity Fund	-	-	-
Macro Opportunity Fund	1,118,992	-	1,118,992
U.S. Small Cap Equity Fund	703,521	-	703,521

As of October 31, 2018, the following Funds had qualified late-year ordinary losses, which are deferred until fiscal year 2019 for tax purposes:

Fund	Late-Year Ordinary Losses
Managed Futures Strategy Fund	$-
Global Managed Futures Strategy Fund	461,490
Domestic Long/Short Equity Fund	-
Global Long/Short Equity Fund	863,945
Macro Opportunity Fund	78,325
U.S. Small Cap Equity Fund	-

Net late-year losses incurred after December 31 and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

361 Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2019 (Unaudited)

Note 5 – Investment Transactions

For the periods ended April 30, 2019, purchases and sales of investments, excluding short-term investments, futures contracts and options contracts, were as follows:

	Purchases	Sales	Securities sold short	Cover short securities
Managed Futures Strategy Fund	$22,755,198	$20,545,510	$-	$-
Global Managed Futures Strategy Fund	-	-	-	-
Domestic Long/Short Equity Fund	77,221,122	72,704,912	21,423,323	20,394,570
Global Long/Short Equity Fund	678,973,739	793,369,180	279,117,372	307,994,736
Global Equity Absolute Return Fund	3,709,570	1,931,651	2,954,964	1,753,967
Macro Opportunity Fund	21,596,888	20,688,575	11,440,127	14,017,963
U.S. Small Cap Equity Fund	35,746,762	37,476,798	-	-

Note 6 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act which allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Investor Class, payable to IMST Distributors, LLC. Class I and Class Y shares do not pay any distribution fees.

For the periods ended April 30, 2019, for the Managed Futures Strategy Fund, Global Managed Futures Strategy Fund, Domestic Long/Short Equity Fund, Global Long/Short Equity Fund, Global Equity Absolute Return Fund, Macro Opportunity Fund, and U.S. Small Cap Equity Fund distribution fees incurred by each Fund’s Investor Class shares are disclosed on the Statements of Operations.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers. Class Y shares do not participate in the Shareholder Servicing Plan.

For the periods ended April 30, 2019, for the Managed Futures Strategy Fund, Global Managed Futures Strategy Fund, Domestic Long/Short Equity Fund, Global Long/Short Equity Fund, Global Equity Absolute Return Fund, Macro Opportunity Fund, and U.S. Small Cap Equity Fund shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2019 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2019, in valuing the Funds’ assets carried at fair value:

Managed Futures Strategy Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Asset-Backed Securities	$-	$84,482,991	$-	$84,482,991
Certificate of Deposits		2,000,354		2,000,354
Collateralized Mortgage
Obligations	-	7,013,703	-	7,013,703
Commercial Papers		2,931,468		2,931,468
Corporate Bonds[1]	-	88,431,207	-	88,431,207
Municipal Bonds	-	4,008,360	-	4,008,360
Short-Term Investments	38,977,366	-	-	38,977,366
Total Assets	$38,977,366	$188,868,083	$-	$227,845,449

Liabilities
Other Financial Instruments[2]
Futures Contracts	$166,673	$-	$-	$166,673
Total Liabilities	$166,673	$-	$-	$166,673

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2019 (Unaudited)

Global Managed Futures Strategy Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Short-Term Investments	$6,827,020	$-	$-	$6,827,020
U.S. Treasury Bills	-	63,384,458	-	63,384,458
Total Investments	$6,827,020	$63,384,458	$-	$70,211,478

Other Financial Instruments[2]
Futures Contracts	5,670	-	-	5,670
Total Assets	$6,832,690	$63,384,458	$-	$70,217,148

Domestic Long/Short Equity Fund	Level 1	Level 2*	Level 3**	Total
Assets
Investments
Common Stocks[1]	$48,288,984	$-	$-	$48,288,984
Short-Term Investments	7,915,171	-	-	7,915,171
Total Assets	$56,204,155	$-	$-	$56,204,155

Liabilities
Securities Sold Short
Common Stocks[1]	$14,039,642	$-	$-	$14,039,642
Total Liabilities	$14,039,642	$-	$-	$14,039,642

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2019 (Unaudited)

Global Long/Short Equity Fund	Level 1	Level 2	Level 3**	Total
Assets
Common Stocks
Basic Materials	$-	$14,235,518	$-	$14,235,518
Communications	88,088,801	15,724,843	-	103,813,644
Consumer, Cyclical	87,347,795	38,883,055	-	126,230,850
Consumer, Non-cyclical	125,683,602	35,075,128	-	160,758,730
Diversified	-	791,467	-	791,467
Energy	3,683,865	12,258,226	-	15,942,091
Financial	50,451,027	13,179,258	-	63,630,285
Industrial	13,886,406	30,893,319	-	44,779,725
Technology	63,453,069	157,706	-	63,610,775
Utilities	10,287,569	12,782,664	-	23,070,233
Short-Term Investments	100,643,280	-	-	100,643,280
Total Assets	$543,525,414	$173,981,184	$-	$717,506,598

Liabilities
Securities Sold Short
Common Stocks
Basic Materials	$26,818,886	$-	$-	$26,818,886
Communications	5,647,287	1,364,305	-	7,011,592
Consumer, Cyclical	37,828,240	7,943,905	-	45,772,145
Consumer, Non-Cyclical	27,106,315	8,971,225	-	36,077,540
Diversified	-	424,605	-	424,605
Energy	33,745,782	-	-	33,745,782
Financial	553,823	9,715,580	-	10,269,403
Industrial	1,356,252	12,081,159	-	13,437,411
Technology	2,579,643	6,376,396	-	8,956,039
Total Liabilities	$135,636,228	$46,877,175	$-	$182,513,403

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2019 (Unaudited)

Global Equity Absolute Return Fund	Level 1	Level 2	Level 3**	Total
Assets
Common Stocks
Basic Materials	$4,852	$89,742	$-	$94,594
Communications	177,458	110,393	-	287,851
Consumer, Cyclical	233,393	144,907	-	378,300
Consumer, Non-cyclical	219,595	101,260	-	320,855
Diversified	-	16,378	-	16,378
Energy	27,518	38,465	-	65,983
Financial	164,021	62,067	-	226,088
Industrial	27,703	161,082	-	188,785
Technology	217,550	-	-	217,550
Utilities	33,761	88,834	-	122,595
Short-Term Investments	85,349	-	-	85,349
Total Assets	$1,191,200	$813,128	$-	$2,004,328

Liabilities
Securities Sold Short
Common Stocks
Basic Materials	$83,006	$72,259	$-	$155,265
Communications	72,127	5,603	-	77,730
Consumer, Cyclical	245,584	29,025	-	274,609
Consumer, Non-Cyclical	85,165	146,649	-	231,814
Diversified	-	28,673	-	28,673
Energy	180,429	-	-	180,429
Financial	47,827	182,266	-	230,093
Industrial	-	134,304	-	134,304
Technology	35,779	-	-	35,779
Total Liabilities	$749,917	$598,779	$-	$1,348,696

Macro Opportunity Fund	Level 1	Level 2*	Level 3**	Total
Assets
Investments
Common Stocks[1]	$6,392,662	$-	$-	$6,392,662
Exchange-Traded Funds	4,796,327	-	-	4,796,327
Short-Term Investments	126,698	-	-	126,698
Total Assets	$11,315,687	$-	$-	$11,315,687

Liabilities
Securities Sold Short
Common Stocks[1]	$260,617	$-	$-	$260,617
Total Liabilities	$260,617	$-	$-	$260,617

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2019 (Unaudited)

U.S. Small Cap Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$27,862,506	$-	$-	$27,862,506
Short-Term Investments	464,962	-	-	464,962
Total Investments	$28,327,468	$-	$-	$28,327,468

[1]	For a detailed break-out of common stocks and corporate bonds by major industry classification, please refer to the Schedule of Investments.
[2]	Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.
*	The Funds did not hold any Level 2 securities at period end.
**	The Funds did not hold any Level 3 securities at period end.

Note 10 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Funds invested in futures contracts during the six months ended April 30, 2019.

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected in the Statements of Assets and Liabilities and Statements of Operations are presented in the tables below. The fair values of derivative instruments, as of April 30, 2019, by risk category are as follows:

			Asset Derivatives	Liability Derivatives
	Statement of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Value	Value
Managed Futures Strategy Fund	Unrealized appreciation/depreciation on open futures contracts	Volatility Contracts	$166,673	$-
Global Managed Futures Strategy Fund	Unrealized appreciation/depreciation on open futures contracts	Equity contracts	5,670	-

The effects of derivative instruments on the Statements of Operations for the six months ended April 30, 2019 for the Managed Futures Strategy and Global Managed Futures Strategy are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Derivatives not designated as hedging instruments	Futures Contracts	Purchased Options Contracts	Written Options Contracts	Total
Managed Futures Strategy Fund	Equity Contracts	$(1,335,290)	$-	$-	$(1,335,290)
	Volatility Contracts	1,750,799	-	-	1,750,799

Global Managed Futures Strategy Fund	Equity Contracts	3,293,803	-	-	3,293,803

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2019 (Unaudited)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
	Derivatives not designated as hedging instruments	Futures Contracts	Purchased Options Contracts	Total
Managed Futures Strategy Fund	Equity Contracts	$1,622,447	$-	$1,622,447
	Volatility Contracts	166,673	-	166,673

Global Managed Futures Strategy Fund	Equity Contracts	627,183	-	627,183

The quarterly average volumes of derivative instruments, as of April 30, 2019 are as follows:

	Derivatives not designated as hedging instruments	Long Futures Contracts	Short Futures Contracts	Purchased Options Contracts	Total
Managed Futures Strategy Fund	Equity Contracts	59,049,446	75,372,344	-	134,421,790
	Volatility Contracts	-	5,569,714	-	5,569,714
Global Managed Futures Strategy Fund	Equity Contracts	33,483,927	18,273,091	-	51,757,018

Note 11 – New Accounting Pronouncement

In August 2018, the SEC adopted regulations that eliminated or amended disclosure requirements that were redundant or outdated in light of changes in SEC requirements, GAAP, International Financial Reporting Standards, or changes in technology or the business environment. These regulations were effective November 5, 2018, and the Funds are complying with them effective with these financial statements.

In August 2018, FASB issued Accounting Standards Update No. 2018-13 ("ASU 2018-13"), "Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement," which amends the fair value measurement disclosure requirements of ASC Topic 820 ("ASC 820"), "Fair Value Measurement." ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted, and the Funds have adopted ASU 2018-13 with these financial statements.

Note 12 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

361 Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory and Sub-Advisory Agreements

At an in-person meeting held on December 5-6, 2018, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust and 361 Capital, LLC (the “Investment Advisor”), and the sub-advisory agreement (the “New Sub-Advisory Agreement”) between the Investment Advisor and Wells Capital Management, Inc. (“Wells Capital”), with respect to the 361 Global Equity Absolute Return Fund series of the Trust (the “Global Absolute Return Fund”) for initial two-year terms.

At the same meeting, the Board and the Independent Trustees also reviewed and unanimously approved the renewal of the Advisory Agreement between the Trust and the Investment Advisor for an additional one-year term from when it otherwise would expire, with respect to the following series of the Trust (each a “Fund” and together, the “Funds”):

●	the 361 Domestic Long/Short Equity Fund (the “Domestic Long/Short Fund”),

●	the 361 Global Long/Short Equity Fund (the “Global Long/Short Fund”),

●	the 361 Global Managed Futures Strategy Fund (the “Global Managed Futures Fund”),

●	the 361 Macro Opportunity Fund (the “Macro Fund”),

●	the 361 Managed Futures Strategy Fund (the “Managed Futures Fund”), and

●	the 361 U.S. Small Cap Equity Fund (the “Small Cap Fund”).

The Board and the Independent Trustees also approved the renewal of the sub-advisory agreement between the Investment Advisor and Wells Capital (formerly Analytic Investors, LLC) with respect to the Domestic Long/Short Fund and the Global Long/Short Fund (the “Wells Capital Sub-Advisory Agreement”), and the sub-advisory agreement between the Investment Advisor and Federated Investment Management Company (“Federated” and together with Wells Capital, the “Sub-Advisors”) with respect to the Managed Futures Fund (the “Federated Sub-Advisory Agreement” and together with the Wells Capital Sub-Advisory Agreement, the “Sub-Advisory Agreements”), each for additional one-year terms from when they otherwise would expire. The Board and the Independent Trustees also re-approved the Federated Sub-Advisory Agreement with respect to the Global Managed Futures Fund. In 2014, the Board had approved the Federated Sub-Advisory Agreement with respect to the Global Managed Futures Fund, but due to the relatively small asset size of the Global Managed Futures Fund, the Investment Advisor had not allocated any assets of the Fund to Federated for management at that time. Although the shareholders of the Global Managed Futures Fund had approved the Federated Sub-Advisory Agreement in 2014, Trust management informed the Board that the shareholders of the Fund would be asked again to approve the Federated Sub-Advisory Agreement before Federated would begin to manage the Fund’s assets pursuant to the Federated Sub-Advisory Agreement. The Advisory Agreement and the Sub-Advisory Agreements are collectively referred to below as the “Fund Advisory Agreements.”

In renewing, approving, or re-approving the Fund Advisory Agreements, as applicable, the Board, including the Independent Trustees, determined that such renewal, approval, or re-approval was in the best interests of each Fund and its shareholders.

361 Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

361 Global Equity Absolute Return Fund

Background

In advance of the meeting, the Board received information about the Fund and the Fund Advisory Agreements from the Investment Advisor, Wells Capital, and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and Wells Capital; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the Fund; information about the Investment Advisor’s and Wells Capital’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the estimated profitability of the Investment Advisor’s overall relationship with the Fund; information regarding the performance of the Wells Fargo (Lux) Worldwide Fund – Global Equity Absolute Return Fund, a UCIT based in Luxemburg (the “Wells Fargo Fund”), the strategy of which is similar to that of the Fund; and a report prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) comparing the proposed advisory fee and estimated total expenses of the Fund with those of a group of comparable funds selected by Broadridge (the “Peer Group”) from Morningstar, Inc.’s Market Neutral fund universe (the “Fund Universe”). The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor or Wells Capital were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In approving the Fund Advisory Agreements, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

361 Capital, LLC

Nature, Extent and Quality of Services

With respect to relevant performance information, the meeting materials indicated that the Wells Fargo Fund’s return since inception on April 26, 2018, was below the cash benchmark return by 1.53%. The Trustees considered the Investment Advisor’s observations that the Wells Fargo Fund underperformed the benchmark primarily because of its valuation tilt, which was somewhat offset by an increased allocation to equities; and that the Investment Advisor expects Wells Capital’s strategy to produce greater returns over the long term. The Trustees also considered that the Wells Fargo Fund had been operating for a short period, and that performance over longer periods would be more meaningful.

The Board noted its familiarity with the Investment Advisor as the investment advisor, and Wells Capital as the parent of Analytic Investors, LLC, which serves as sub-advisor, for several other series of the Trust. The Board also considered the services to be provided by the Investment Advisor and Wells Capital to the Fund. In doing so, the Board considered the Investment Advisor’s role as the Fund’s investment advisor, noting that the Investment Advisor would provide overall supervision of the general investment management and investment operations of the Fund, and oversee Wells Capital with respect to the Fund’s operations, including monitoring Wells Capital’s investment and trading activities with respect to the Fund, and monitoring the Fund’s compliance with its investment policies; and that Wells Capital’s responsibilities would include day-to-day portfolio management for the Fund. The Board also considered the qualifications, experience, and responsibilities of the personnel of the Investment Advisor who would be involved in the activities of the Fund. In addition, the Board considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure and compliance procedures.

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The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Investment Advisor would have the capabilities, resources, and personnel necessary to manage the Fund, and that the Investment Advisor would provide the Fund with a reasonable potential for good investment results.

Advisory Fee and Expense Ratio

The Board reviewed information regarding the Fund’s proposed advisory fee and estimated total expenses. The meeting materials indicated that the advisory fee proposed to be paid by the Fund (gross of fee waivers) was lower than the Fund Universe median and the same as the Peer Group median. The Trustees also noted that the proposed advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor. The meeting materials indicated that the estimated total expenses (net of fee waivers) of the Fund were lower than the Peer Group and Fund Universe medians.

The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Investment Advisor to the Fund.

Profitability and Economies of Scale

The Board next reviewed the estimated profitability to the Investment Advisor of its relationship with the Fund in the Fund’s first year of operations taking into account estimated assets of $50 million. The Board observed that the Investment Advisor did not anticipate it would realize a profit with respect to the Fund in the first year of operations. The Board noted that the potential benefits received by the Investment Advisor as a result of its relationship with the Fund, other than the receipt of its advisory fee, would include the usual types of “fall out” benefits received by advisors to the Trust, including the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, the intangible benefits of its association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Board also noted that although the Advisory Agreement does not provide for any advisory fee breakpoints, the Fund’s asset level would likely be too low to achieve significant economies of scale during the initial startup period and that any such economies would be considered in the future as the Fund’s assets grow.

Wells Capital Management, Inc.

Nature, Extent and Quality of Services

The Board considered the overall quality of services to be provided by the Wells Capital to the Fund. In doing so, the Board noted that as the sole sub-advisor to the Fund, Wells Capital would be primarily responsible for the day-to-day management of the Fund and its investment results. The Board also considered the services to be provided by Wells Capital to the Fund, and the qualifications, experience, and responsibilities of the personnel of Wells Capital who would be involved in the activities of the Fund. In addition, the Board considered the overall quality of the organization and operations of Wells Capital, as well as its compliance structure and compliance procedures. Information regarding the performance of the Wells Fargo Fund is described above.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, Wells Capital would have the capabilities, resources, and personnel necessary to manage the Fund, and that Wells Capital would provide the Fund with a reasonable potential for good investment results.

Sub-Advisory Fee

The Board reviewed information regarding the annual sub-advisory fee proposed to be charged by Wells Capital with respect to the Fund, and considered the relative levels and types of services to be provided by the Investment Advisor and Wells Capital. The Board noted that the Investment Advisor’s services would include supervision and monitoring of the investment and trading activities of Wells Capital, analysis of the Fund’s investment operations, and general administrative services related to the Investment Advisor’s overall supervision of the Fund, and that Wells Capital’s responsibilities would include day-to-day portfolio management for the Fund. The Board noted that the Fund’s proposed sub-advisory fee was lower than Wells Capital’s fee to manage the Wells Fargo Fund. The Board also noted that the Investment Advisor would pay Wells Capital’s sub-advisory fee from the Investment Advisor’s advisory fee.

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SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board and the Independent Trustees concluded that the proposed compensation payable to Wells Capital under the New Sub-Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by Wells Capital to the Fund.

Benefits to the Sub-Advisor

The Board also considered the potential benefits to be received by Wells Capital as a result of its relationship with the Fund, other than the receipt of its sub-advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of Wells Capital’s compliance program, and the intangible benefits of Wells Capital’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of each Fund Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved each Fund Advisory Agreement with respect to the Fund.

361 Domestic Long/Short Equity Fund, 361 Global Long/Short Equity Fund, 361 Global Managed Futures Strategy Fund, 361 Macro Opportunity Fund, 361 Managed Futures Strategy Fund, and 361 U.S. Small Cap Equity Fund

Background

In advance of the December meeting, the Board received information about the Funds and the Fund Advisory Agreements from the Investment Advisor, the Sub-Advisors, and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and the Sub-Advisors; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds; information about the Investment Advisor’s and the Sub-Advisors’ compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (each a “Peer Group”) selected by Broadridge from Morningstar, Inc.’s relevant fund universe (each a “Fund Universe”) for various periods ended September 30, 2018; reports comparing the investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe; and the advisory and sub-advisory fees paid pursuant to the Advisory Agreement and Sub-Advisory Agreements, respectively. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor or the Sub-Advisors were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

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361 Capital, LLC

Nature, Extent and Quality of Services

With respect to the performance results of each Fund, the meeting materials indicated the following:

●	The Domestic Long/Short Fund’s total return for the one-year period was above the Peer Group and Long-Short Equity Fund Universe median returns, but below the Russell 1000 Index return by 5.84%. The Trustees considered Broadridge’s observation that the volatility of the Fund’s returns was less than that of the Russell 1000 Index, and was low as measured by the Sharpe ratio (return to absolute volatility) and Morningstar risk (downside volatility) for the one-year period.

●	The Global Long/Short Fund’s annualized total return for the three-year period was above the Peer Group and Long-Short Equity Fund Universe median returns, but below the MSCI World Index return by 6.91%. The Fund’s total return for the one-year period was above the Peer Group median return, but below the Fund Universe median return by 0.85% and the MSCI World Index return by 6.47%. The Trustees considered the Investment Advisor’s explanation that the Fund underperformed the Index over the one-year period due primarily to the fact that the Index is heavily weighted towards the equities of Facebook, Apple, Amazon, Netflix, Google, and Microsoft, which drove one third of the performance of the Index year-to-date, and that the Fund does not own any of those equities. The Trustees also noted the Investment Advisor’s assertion that the Fund’s underperformance over the three-year period relative to the Fund Universe and Index was due to the fact that the market has not experienced a significant drawdown since the third quarter of 2015 and that volatility has been historically low. The Trustees also considered that the Fund had received a five-star rating from Morningstar in 2017, and a three-star rating in 2018.

●	The Global Managed Futures Fund’s annualized total return for the three-year period was above the Peer Group and Managed Futures Fund Universe median returns and the Citigroup 3-Month U.S. Treasury Bill Index return. The Fund’s total return for the one-year period was below the Citigroup Index return by 2.58% and both the Peer Group and Fund Universe median returns by 2.75%. The Trustees noted the Investment Advisor’s assertion that the Fund underperformed the Index due to the spike in market volatility and the decline in the equity markets in February 2018. The Trustees also noted Broadridge’s observation that the Fund’s risk adjusted returns, as measured by the Sharpe ratio, information ratio, or Morningstar risk score, ranked it in the top quartile of the funds in the Peer Group and Fund Universe over the three-year period. The Trustees also considered that the Fund had received five-star ratings from Morningstar in 2017 and 2018.

●	The Macro Fund’s annualized total return for the three-year period was above the Peer Group and Multi-alternative Fund Universe median returns and the Citigroup 3-Month U.S. Treasury Bill Index return, but below the 80% MSCI ACWI/20% Global Aggregate Index return by 8.15%. The Fund’s total return for the one-year period was above the Peer Group median return and Citigroup Index return, but slightly below the Fund Universe median return by 0.03% and below the 80% MSCI ACWI/20% Global Aggregate Index return by 5.81%. The Trustees considered the Investment Advisor’s explanation that the Fund’s underperformance relative to the 80% MSCI ACWI/20% Global Aggregate Index is due to the fact that the Fund is an absolute return fund whereas the benchmark is a fully invested index, and that during periods of significant equity market strength, such as from 2016 to 2018, the Fund’s performance is likely to lag the benchmark.

●	The Managed Futures Fund’s annualized total returns for the one- and three-year periods were above the Peer Group and Managed Futures Fund Universe median returns and the FTSE 3-Month U.S. Treasury Bill Index returns. The Fund’s annualized total return for the five-year period was above the FTSE Index return, but below the Fund Universe and Peer Group median returns by 0.73% and 1.18%, respectively. The Trustees noted Broadridge’s observation that the Fund’s Morningstar risk score, a volatility measure that accentuates downside risk protection, ranks it at the top of the Fund Universe for the five-year period.

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SUPPLEMENTAL INFORMATION (Unaudited) - Continued

●	The Small Cap Fund’s total return for the one-year period was above the Peer Group median return, but below the Small Blend Fund Universe median return by 0.32% and the Russell 2000 Index return by 4.61%. The Trustees noted the Investment Advisor’s explanation that the Fund’s underperformance relative to the Index was broadly due to growth stocks generally outperforming value stocks and high momentum stocks generally outperforming low momentum stocks over the one-year period. The Trustees also noted that the Fund had been operating for a short period, and that performance over longer periods would be more meaningful.

The Board noted its familiarity with the Investment Advisor and considered the overall quality of services provided by the Investment Advisor to the Funds. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure. In addition, the Board considered the respective roles of the Investment Advisor and the Sub-Advisors with respect to the Domestic Long/Short Fund, Global Long/Short Fund, and Managed Futures Fund, noting that the Investment Advisor provides overall supervision of the general investment management and investment operations of each Fund and oversees each Sub-Advisor with respect to its Fund’s operations, including monitoring the investment and trading activities of the Sub-Advisor, and monitoring each Fund’s compliance with its investment policies; and that the Sub-Advisors’ responsibilities include day-to-day portfolio management. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund were satisfactory.

Advisory Fees and Expense Ratios

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

●	The Domestic Long/Short Fund’s annual investment advisory fee (gross of fee waivers) was lower than the Peer Group and Long-Short Equity Fund Universe medians. The Trustees noted that the Investment Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Investment Advisor. The Trustees considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor. The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group and Fund Universe medians.

●	The Global Long/Short Fund’s annual investment advisory fee (gross of fee waivers) was the same as the Peer Group and Long-Short Equity Fund Universe medians. The Trustees noted that the Investment Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Investment Advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor. The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group and Fund Universe medians.

●	The Global Managed Futures Fund’s annual investment advisory fee (gross of fee waivers) was lower than the Managed Futures Fund Universe median and the same as the Peer Group median. The Trustees considered that the Investment Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Investment Advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Fund Universe and Peer Group medians by 0.11% and 0.14%, respectively. The Trustees noted that the Fund’s total expenses were not in the top quartile of funds in the Peer Group. The Trustees also noted that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of the funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

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SUPPLEMENTAL INFORMATION (Unaudited) - Continued

●	The Macro Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Multi-alternative Fund Universe median and Peer Group median by 0.15% and 0.20%, respectively. The Trustees noted, however, that the Fund’s advisory fee was not in the top quartile of funds in the Peer Group. The Trustees noted that the Investment Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Investment Advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.46% and 0.50%, respectively. The Trustees noted, however, that the Fund had the lowest assets of funds in the Peer Group, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of the funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

●	The Managed Futures Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Managed Futures Fund Universe medians by 0.13% and 0.23%, respectively. The Trustees considered that the advisory fee charged by the Investment Advisor to the Managed Futures Fund was 0.25% higher than the advisory fee it charged to the Global Managed Futures Fund, and noted the Investment Advisor’s explanation that it employs a unique trading model for the Managed Futures Fund that requires it to invest in futures very close to the time of the market close, but limits its trading volume so that the Fund does not affect market prices, and that the Fund could grow only to a certain asset level before its trading level becomes high enough to affect trade execution and therefore hinder Fund performance; that these constraints could limit economies of scale realized by the Investment Advisor by virtue of limiting the asset size of the Fund; and that the Global Managed Futures Fund does not currently have the same challenges in implementing the model as the Managed Futures Fund, as the Global Managed Futures Fund trades in multiple, highly liquid markets and has more investment opportunities than the Managed Futures Fund, which focuses solely on domestic equity futures. The Trustees considered that the advisory fee charged by the Investment Advisor to the Fund is higher than the management fee that the Investment Advisor charges to manage a collective investment fund using the same strategy as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to a collective investment fund. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.21% and 0.27%, respectively. The Trustees considered the Investment Advisor’s observation that the variance in the Fund’s expense ratio compared to the Peer Group and Fund Universe medians is largely attributable to the Fund’s advisory fee, as described above, and that certain other funds in the Peer Group and Fund Universe are parts of large fund complexes that can support lower expenses or expense caps.

●	The Small Cap Fund’s annual investment advisory fee (gross of fee waivers) was lower than the Peer Group and Small Blend Fund Universe medians. The Trustees noted that effective December 18, 2017, the Fund’s advisory fee changed from 0.85% to 0.80%. The Trustees also noted that the Investment Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Investment Advisor.

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SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Trustees also considered that the Fund’s advisory fee was lower than the advisory fees paid by other series of the Trust managed by the Investment Advisor. The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group and Fund Universe medians.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Funds.

Profitability and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to each Fund for the year ended September 30, 2018, noting that the Investment Advisor had waived its entire advisory fee and subsidized certain of the operating expenses for the Small Cap Fund, had waived a significant portion of its advisory fee for the Macro Fund and Domestic Long/Short Fund, had waived a portion of its advisory fee for the Global Long/Short Fund, and had recouped fees previously waived for the Global Managed Futures Fund. The Board considered that the Investment Advisor had not realized any profit with respect to the Macro Fund, Domestic Long/Short Fund, and Small Cap Fund. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Independent Trustees concluded that the profits of the Investment Advisor from its relationships with the Managed Futures Fund, Global Managed Futures Fund, and Global Long/Short Fund were reasonable.

The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Funds, other than its receipt of investment advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance. The Trustees noted that although there were no advisory fee breakpoints, the asset levels of the Funds other than the Managed Futures Fund were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of those Funds grow. With respect to the Managed Futures Fund, the Trustees considered the Investment Advisor’s explanation that the Fund could grow only to a certain asset level before its trading level becomes high enough to affect trade execution and therefore hinder Fund performance, and the Trustees determined that these capacity constraints could limit economies of scale realized by the Investment Advisor by virtue of limiting the asset size of the Fund.

Wells Capital Management, Inc.

Nature, Extent and Quality of Services

The Board considered the overall quality of services provided by Wells Capital to the Domestic Long/Short Fund and the Global Long/Short Fund. In doing so, the Board considered Wells Capital’s specific responsibilities in day-to-day portfolio management of each Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of each Fund. The Board also considered the overall quality of the organization and operations of Wells Capital, as well as its compliance structure. The Board’s observations regarding the performance of each Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by Wells Capital to the Domestic Long/Short Fund and the Global Long/Short Fund were satisfactory.

Sub-Advisory Fees

The Board reviewed information regarding the sub-advisory fees charged by Wells Capital with respect to the Domestic Long/Short Fund and the Global Long/Short Fund. The Trustees noted that the sub-advisory fee charged to the Global Long/Short Fund was lower than the fee, which includes a management fee and an incentive fee, that Wells Capital charges to manage a commingled vehicle with similar objectives and policies as the Global Long/Short Fund, and within the range of advisory fees that Wells Capital charges to sub-advise two mutual funds and manage a UCITS fund, certain of which were original investors in the strategy or affiliated with Wells Capital, using similar strategies as the Global Long/Short Fund. The Board also noted that Wells Capital does not manage any other accounts with the same objectives and policies as the Domestic Long/Short Fund, and therefore they did not have a good basis for comparing that Fund’s sub-advisory fee with those of other similar client accounts of Wells Capital. The Board considered that the Investment Advisor pays Wells Capital’s sub-advisory fees out of the Investment Advisor’s advisory fees.

361 Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to Wells Capital under the Wells Capital Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services Wells Capital provides to the Domestic Long/Short Fund and the Global Long/Short Fund.

Benefits to the Sub-Advisor

The Board also considered the benefits received by Wells Capital as a result of its relationship with the Domestic Long/Short Fund and the Global Long/Short Fund, other than the receipt of its sub-advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of Wells Capital’s compliance program, and the intangible benefits of Wells Capital’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance.

Federated Investment Management Company

Nature, Extent and Quality of Services

The Board considered the overall quality of services provided by Federated to the Managed Futures Fund and to be provided by Federated to the Global Managed Futures Fund. In doing so, the Board considered that Federated is primarily responsible for the day-to-day management of the portion of the Managed Futures Fund invested in short-term fixed income investments (the “Federated Portfolio”), and that Federated would manage its portion of the Global Managed Futures Fund using the same strategies it used to manage the Federated Portfolio. The Board considered that the Investment Advisor is currently investing the Global Managed Futures Fund’s short-term fixed income portfolio using exchange-traded funds, and that the acquired fund fees and expenses associated with such investments are higher than the sub-advisory fee Federated would charge to manage the portfolio.

With respect to the performance of the Federated Portfolio, the Board noted that the performance is in line with the Investment Advisor’s expectations given the current yield environment, and that the Investment Advisor is recommending renewal of the Federated Sub-Advisory Agreement with respect to the Managed Futures Fund and re-approval of the Federated Sub-Advisory Agreement with respect to the Global Managed Futures Fund. The Board also considered the qualifications, experience, and responsibilities of the personnel of Federated involved in the activities of the Managed Futures Fund and who would be involved in the activities of the Global Managed Futures Fund. In addition, the Board considered the overall quality of the organization and operations of Federated, as well as its compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by Federated to the Managed Futures Fund were satisfactory; that Federated would have the capabilities, resources, and personnel necessary to manage its portion of the Global Managed Futures Fund; and that Federated would provide the Global Managed Futures Fund with a reasonable potential for good investment results.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee charged by Federated with respect to the Managed Futures Fund and proposed to be charged by Federated with respect to the Global Managed Futures Fund, which they noted was less than Federated’s standard fees for institutional separate accounts it managed using the same strategy. The Board noted that the Managed Futures Fund pays, and the Global Managed Futures Fund would pay, Federated’s sub-advisory fees directly.

361 Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to Federated under the Federated Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services Federated provides to the Managed Futures Fund. The Board and the Independent Trustees also concluded that, in light of the nature and quality of the services proposed to be provided by Federated to the Global Managed Futures Fund, the compensation to be paid to Federated under the Federated Sub-Advisory Agreement would be fair and reasonable.

Benefits to the Sub-Advisor

The Board also considered the benefits and potential benefits received and to be received by Federated as a result of its relationship with the Managed Futures Fund and Global Managed Futures Fund, respectively, other than the receipt of its sub-advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of Federated’s compliance program, and the intangible benefits of Federated’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance.

Conclusions

Based on these and other factors, the Board and the Independent Trustees concluded that renewal or re-approval of each Fund Advisory Agreement, as applicable, was in the best interests of each Fund and its shareholders and, accordingly, renewed or re-approved each Fund Advisory Agreement with respect to the Funds, as applicable.

361 Funds

EXPENSE EXAMPLES

For the Periods Ended April 30, 2019 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Investor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Actual Performance examples for Managed Futures Strategy Fund, Global Managed Futures Strategy Fund, Domestic Long/Short Equity Fund, Global Long/Short Equity Fund, Macro Opportunity Fund and U.S. Small Cap Equity Fund are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019.

The Actual Performance example for Global Equity Absolute Return Fund is based on an investment of $1,000 invested at the beginning of the period and held for the entire since inception period from December 31, 2018 (commencement of operations) to April 30, 2019.

The Hypothetical (5% annual return before expenses) example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from November 1, 2018 to April 30, 2019.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

361 Funds
EXPENSE EXAMPLES - Continued
For the Periods Ended April 30, 2019 (Unaudited)

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Managed Futures Strategy Fund		11/1/18	4/30/19	11/1/18 – 4/30/19
Investor Class	Actual Performance	$1,000.00	$1,013.30	$10.71
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.16	10.71
Class I	Actual Performance	1,000.00	1,013.90	9.46
	Hypothetical (5% annual return before expenses)	1,000.00	1,015.40	9.47

*	Expenses are equal to the Fund’s annualized expense ratio of 2.14% and 1.89% for Investor Class and Class I, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Global Managed Futures Strategy Fund		11/1/18	4/30/19	11/1/18 – 4/30/19
Investor Class	Actual Performance	$1,000.00	$1,052.10	$10.22
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.84	10.03
Class I	Actual Performance	1,000.00	1,053.40	8.95
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.08	8.79

*	Expenses are equal to the Fund’s annualized expense ratio of 2.01% and 1.76% for Investor Class and Class I, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Domestic Long/Short Equity Fund		11/1/18	4/30/19	11/1/18 – 4/30/19
Investor Class	Actual Performance	$1,000.00	$1,033.80	$14.64
	Hypothetical (5% annual return before expenses)	1,000.00	1,010.40	14.47
Class I	Actual Performance	1,000.00	1,035.60	13.12
	Hypothetical (5% annual return before expenses)	1,000.00	1,011.91	12.96
Class Y	Actual Performance	1,000.00	1,035.50	12.63
	Hypothetical (5% annual return before expenses)	1,000.00	1,012.38	12.49

*	Expenses are equal to the Fund’s annualized expense ratio of 2.90%, 2.60% and 2.50% for Investor Class, Class I and Class Y respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

361 Funds

EXPENSE EXAMPLES - Continued

For the Periods Ended April 30, 2019 (Unaudited)

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Global Long/Short Equity Fund		11/1/18	4/30/19	11/1/18 – 4/30/19
Investor Class	Actual Performance	$1,000.00	$1,010.60	$13.99
	Hypothetical (5% annual return before expenses)	1,000.00	1,010.88	13.99
Class I	Actual Performance	1,000.00	1,011.50	12.47
	Hypothetical (5% annual return before expenses)	1,000.00	1,012.39	12.48
Class Y	Actual Performance	1,000.00	1,012.30	12.00
	Hypothetical (5% annual return before expenses)	1,000.000	1,012.87	12.00

*	Expenses are equal to the Fund’s annualized expense ratio of 2.80%, 2.50% and 2.40% for Investor Class, Class I and Class Y respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Global Equity Absolute Return Fund	12/31/18*	4/30/19	12/31/18* – 4/30/19
Actual Performance**
Investor Class	$1,000.00	$997.00	$10.50
Class I	1,000.00	997.00	9.68
Class Y	1,000.00	997.00	9.18
Hypothetical (5% annual return before expenses)^	11/1/18	4/30/19	11/1/18 – 4/30/19
Investor Class	$1,000.00	$1,009.07	$15.80
Class I	1,000.00	1,010.30	14.57
Class Y	1,000.00	1,011.04	13.83

*	Commencement of operations.

**	Expenses are equal to the Fund’s annualized expense ratio of 3.17%, 2.92% and 2.77% for Investor Class, Class I and Class Y respectively, multiplied by the average account value over the period, multiplied by 121/365 (to reflect the period since inception). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

^	Expenses are equal to the Fund’s annualized expense ratio of 3.17%, 2.92% and 2.77% for Investor Class, Class I and Class Y respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

361 Funds

EXPENSE EXAMPLES - Continued

For the Periods Ended April 30, 2019 (Unaudited)

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Macro Opportunity Fund		11/1/18	4/30/19	11/1/18 – 4/30/19
Investor Class	Actual Performance	$1,000.00	$985.10	$13.04
	Hypothetical (5% annual return before expenses)	1,000.00	1,011.66	13.21
Class I	Actual Performance	1,000.00	987.40	11.82
	Hypothetical (5% annual return before expenses)	1,000.00	1,012.90	11.98

*	Expenses are equal to the Fund’s annualized expense ratio of 2.65% and 2.40% for Investor Class and Class I, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
U.S. Small Cap Equity Fund		11/1/18	4/30/19	11/1/18 – 4/30/19
Investor Class	Actual Performance	$1,000.00	$1,027.50	$6.24
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.64	6.21
Class I	Actual Performance	1,000.00	1,028.30	4.82
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.04	4.80
Class Y	Actual Performance	1,000.00	1,029.00	4.23
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.63	4.21

*	Expenses are equal to the Fund’s annualized expense ratio of 1.24%, 0.96% and 0.84% for Investor Class, Class I and Class Y respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

361 Capital
Each a series of Investment Managers Series Trust

Investment Advisor
361 Capital, LLC

4600 South Syracuse Street, Suite 500
Denver, Colorado 80237

Sub-Advisor
Federated Investment Management Company
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222

Wells Capital Management, Inc.
525 Market Street
San Francisco, California 94105

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 East Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
361 Managed Futures Strategy Fund – Investor Class shares	AMFQX	461 418 345
361 Managed Futures Strategy Fund – Class I shares	AMFZX	461 418 337
361 Global Managed Futures Strategy Fund – Investor Class shares	AGFQX	461 41P 347
361 Global Managed Futures Strategy Fund – Class I shares	AGFZX	461 41P 339
361 Domestic Long/Short Equity Fund – Investor Class shares	ADMQX	461 41Q 527
361 Domestic Long/Short Equity Fund – Class I shares	ADMZX	461 41Q 535
361 Domestic Long/Short Equity Fund – Class Y shares	ADMWX	461 41Q 543
361 Global Long/Short Equity Fund – Investor Class shares	AGAQX	461 41Q 881
361 Global Long/Short Equity Fund – Class I shares	AGAZX	461 41Q 873
361 Global Long/Short Equity Fund – Class Y shares	AGAWX	461 41Q 865
361 Global Equity Absolute Return Fund – Investor Class shares	AGRQX	461 41Q 188
361 Global Equity Absolute Return Fund – Class I shares	AGRZX	461 41Q 170
361 Global Equity Absolute Return Fund – Class Y shares	AGRWX	461 41Q 162
361 Macro Opportunity Fund – Investor Class shares	AGMQX	461 41P 461
361 Macro Opportunity Fund – Class I shares	AGMZX	461 41P 453
361 U.S. Small Cap Equity Fund – Investor Class shares	ASFQX	461 41Q 386
361 U.S. Small Cap Equity Fund – Class I shares	ASFZX	461 41Q 394
361 U.S. Small Cap Equity Fund – Class Y shares	ASFWX	461 41Q 410

Privacy Principles of the 361 Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the 361 Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting

The Funds’ proxy voting policies and procedures, as well information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are also available, without charge and upon request by calling the Funds at (888) 736-1227 (888-7361CAP), on the Funds’ website at www.361capital.com or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds will file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to their use of Form N-PORT, the Funds filed their complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 736-1227 (888-7361CAP).

361 Capital
P.O. Box 2175
Milwaukee, WI 53201

Toll Free: (888) 736-1227 (888-7361CAP)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	7/09/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	7/09/19

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	7/09/19